Performance Trust Strategic Bond Fund
Schedule of Investments
May 31, 2023 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 7.94%
American Credit Acceptance Receivables Trust
2023-1, 5.450%, 09/14/2026 (a)	$8,208,308	$8,173,560
2022-3, 4.550%, 10/13/2026 (a)	1,825,000	1,800,595
2022-4, 6.750%, 10/13/2026 (a)	1,500,000	1,504,459
2023-2, 5.610%, 06/14/2027 (a)	4,000,000	3,981,033
2021-4, 1.320%, 02/14/2028 (a)	1,075,457	1,051,487
2022-2, 4.410%, 06/13/2028 (a)	10,000,000	9,804,297
2022-3, 4.860%, 10/13/2028 (a)	5,000,000	4,905,433
2022-4, 7.860%, 02/15/2029 (a)	4,030,000	4,132,101
2023-2, 5.960%, 08/13/2029 (a)	5,000,000	4,986,165
Americredit Automobile Receivables Trust
2023-1, 5.840%, 10/19/2026	10,000,000	9,998,973
Carmax Auto Owner Trust
2023-2, 5.500%, 06/15/2026	16,000,000	15,939,256
CarMax Auto Owner Trust
2023-1, 5.230%, 01/15/2026	3,250,000	3,234,198
CNH Equipment Trust
2023-A, 5.340%, 09/15/2026	10,000,000	9,967,527
DT Auto Owner Trust
2020-2, 4.730%, 03/16/2026 (a)	5,000,000	4,922,956
Exeter Automobile Receivables Trust
2023-1A, 5.610%, 06/16/2025	7,850,000	7,837,466
2022-5A, 5.430%, 04/15/2026	5,000,000	4,980,367
2023-1A, 5.580%, 04/15/2026	7,110,000	7,088,096
2023-2, 5.600%, 08/17/2026	7,500,000	7,475,914
2022-2A, 3.650%, 10/15/2026	20,000,000	19,644,650
2022-5A, 5.970%, 03/15/2027	5,000,000	4,988,814
2022-6A, 6.030%, 08/16/2027	10,000,000	10,008,528
2022-5A, 6.510%, 12/15/2027	5,060,000	5,108,459
2022-6A, 6.320%, 05/15/2028	5,000,000	5,060,154
2021-2A, 2.900%, 07/17/2028 (a)	1,500,000	1,370,693
2021-3A, 3.040%, 12/15/2028 (a)	5,000,000	4,490,275
2022-4A, 4.920%, 12/15/2028	4,000,000	3,921,010
First Investors Auto Owner Trust
2021-1A, 1.170%, 03/15/2027 (a)	1,795,000	1,702,577
2022-1A, 3.130%, 05/15/2028 (a)	5,000,000	4,720,700
Flagship Credit Auto Trust
2023-1, 5.380%, 12/15/2026 (a)	5,000,000	4,966,303
2022-3, 4.550%, 04/15/2027 (a)	10,000,000	9,840,291
2023-2, 5.760%, 04/15/2027 (a)	11,047,000	11,014,509
GLS Auto Receivables Issuer Trust
2022-2A, 4.700%, 09/15/2026 (a)	5,000,000	4,913,867
2022-3A, 4.920%, 01/15/2027 (a)	3,000,000	2,952,782
2023-2A, 5.700%, 01/15/2027 (a)	6,000,000	5,982,724
2021-4A, 1.940%, 10/15/2027 (a)	8,650,000	8,159,982
2023-2 B, 5.520%, 11/15/2027	4,340,000	4,317,667
2021-2A, 2.870%, 05/15/2028 (a)	4,910,000	4,436,086
2023-1A, 6.380%, 12/15/2028 (a)	5,000,000	5,049,921
GM Financial Consumer Automobile Receivables Trust
2023-2, 5.100%, 05/18/2026	8,000,000	7,964,639
Honda Auto Receivables Owner Trust
2022-2, 3.810%, 03/18/2025	3,664,971	3,632,981
2023-2, 5.410%, 04/15/2026	10,000,000	9,998,531
New Residential Advance Receivables Trust
2020-T1, 2.269%, 08/15/2053 (a)	1,700,000	1,677,416
2020-T1, 3.011%, 08/15/2053 (a)	4,400,000	4,343,421
Santander Drive Auto Receivables Trust
2023-1, 5.360%, 05/15/2026	9,500,000	9,468,982
2022-6, 4.490%, 11/16/2026	6,916,000	6,828,429
2022-4, 4.140%, 02/16/2027	7,807,000	7,695,091
2022-7, 5.750%, 04/15/2027	6,350,000	6,358,108
2023-2, 5.210%, 07/15/2027	10,020,000	9,979,049
2022-2, 3.440%, 09/15/2027	10,000,000	9,704,051
2022-7, 5.950%, 01/17/2028	10,000,000	10,090,050
2020-1, 5.350%, 03/15/2028	1,000,000	994,518
2022-5, 4.740%, 10/16/2028	7,500,000	7,342,729
2022-7, 6.690%, 03/17/2031	9,000,000	9,286,011
Toyota Auto Receivables Owner Trust
2023-A, 5.050%, 01/15/2026	5,000,000	4,978,199
Westlake Automobile Receivables Trust
2020-1A, 3.310%, 10/15/2025 (a)	10,000,000	9,801,354
2022-2A, 3.750%, 04/15/2026 (a)	4,850,000	4,750,903
2023-2A, 5.800%, 02/16/2027 (a)	10,000,000	10,033,185
2022-1A, 2.750%, 03/15/2027 (a)	2,645,000	2,565,444
2022-1A, 3.110%, 03/15/2027 (a)	5,000,000	4,803,908
2022-2A, 4.310%, 09/15/2027 (a)	7,075,000	6,915,095
2022-3A, 6.440%, 12/15/2027 (a)	5,000,000	5,043,805
2023-1A, 5.210%, 01/18/2028 (a)	11,000,000	10,933,523
2023-1A, 5.410%, 01/18/2028 (a)	3,750,000	3,724,458
2023-2A, 6.290%, 03/15/2028 (a)	8,500,000	8,575,839
2023-1A, 5.740%, 08/15/2028 (a)	3,000,000	2,992,796
World Omni Auto Receivables Trust
2023-A, 5.180%, 07/15/2026	7,800,000	7,768,332
2023-B, 5.250%, 11/16/2026	10,000,000	9,953,964
TOTAL ASSET BACKED SECURITIES (Cost $434,544,385)		432,638,686

COLLATERALIZED LOAN OBLIGATIONS - 6.07%
Apidos CLO XII
2013-12A, 7.860% (3 Month LIBOR USD + 2.600%), 04/15/2031 (a)(b)(c)	3,195,000	2,874,295
2013-12A, 10.660% (3 Month LIBOR USD + 5.400%), 04/15/2031 (a)(b)(c)	6,150,000	4,959,846
Apidos CLO XV
2013-15A, 7.100% (3 Month LIBOR USD + 1.850%), 04/20/2031 (a)(b)(c)	5,000,000	4,846,495
2013-15A, 10.950% (3 Month LIBOR USD + 5.700%), 04/20/2031 (a)(b)(c)	3,843,000	3,278,713
Apidos CLO XX
2015-20A, 10.960% (3 Month LIBOR USD + 5.700%), 07/16/2031 (a)(b)(c)	1,750,000	1,483,235
Apidos CLO XXIV
2016-24A, 11.050% (3 Month LIBOR USD + 5.800%), 10/20/2030 (a)(b)(c)	2,550,000	2,169,999
Apidos CLO XXIX
2018-29A, 7.155% (3 Month LIBOR USD + 1.900%), 07/25/2030 (a)(b)(c)	7,600,000	7,312,675
2018-29A, 8.005% (3 Month LIBOR USD + 2.750%), 07/25/2030 (a)(b)(c)	6,250,000	5,747,606
Apidos CLO XXVIII
2017-28A, 6.400% (3 Month LIBOR USD + 1.150%), 01/20/2031 (a)(b)(c)	2,000,000	1,952,960
Apidos CLO XXX
XXXA, 7.262% (3 Month LIBOR USD + 2.000%), 10/18/2031 (a)(b)(c)	3,600,000	3,482,060
Apidos CLO XXXI
2019-31A, 11.860% (3 Month LIBOR USD + 6.600%), 04/15/2031 (a)(b)(c)	4,400,000	3,970,789
Ares XLII CLO Ltd.
2017-42A, 8.723% (3 Month LIBOR USD + 3.450%), 01/22/2028 (a)(b)(c)	5,000,000	4,762,905
Ares XLVI CLO Ltd.
2017-46A, 3.570%, 01/15/2030 (a)(c)	3,600,000	3,278,862
2017-46A, 6.960% (3 Month LIBOR USD + 1.700%), 01/15/2030 (a)(b)(c)	1,436,843	1,373,225
Ares XLVII CLO Ltd.
2018-47A, 7.960% (3 Month LIBOR USD + 2.700%), 04/15/2030 (a)(b)(c)	1,915,000	1,686,989
Ares XXXIR CLO Ltd.
2014-31RA, 6.975% (3 Month LIBOR USD + 1.600%), 05/24/2030 (a)(b)(c)	5,500,000	5,307,500
Ares XXXIX CLO Ltd.
2016-39A, 8.612% (3 Month LIBOR USD + 3.350%), 04/18/2031 (a)(b)(c)	7,335,000	6,513,157
Ares XXXVIII CLO Ltd.
2015-38A, 7.750% (3 Month LIBOR USD + 2.500%), 04/20/2030 (a)(b)(c)	7,450,000	6,617,522
BCRED MML CLO, LLC
2022-1A, 7.798% (TSFR3M + 2.750%), 04/20/2035 (a)(b)	2,000,000	1,912,790
BlueMountain CLO Ltd.
2018-1A, 6.999% (3 Month LIBOR USD + 1.700%), 07/30/2030 (a)(b)(c)	6,996,770	6,762,910
2014-2A, 7.000% (3 Month LIBOR USD + 1.750%), 10/20/2030 (a)(b)(c)	5,500,000	5,341,204
Burnham Park CLO Ltd.
2016-1A, 7.400% (3 Month LIBOR USD + 2.150%), 10/20/2029 (a)(b)(c)	5,250,000	5,080,246
Buttermilk Park CLO Ltd.
2018-1A, 8.360% (3 Month LIBOR USD + 3.100%), 10/15/2031 (a)(b)(c)	1,000,000	903,113
Catskill Park CLO Ltd.
2017-1A, 8.950% (3 Month LIBOR USD + 3.700%), 04/20/2029 (a)(b)(c)	3,850,000	3,692,150
2017-1A, 11.250% (3 Month LIBOR USD + 6.000%), 04/20/2029 (a)(b)(c)	1,250,000	1,057,242
Chenango Park CLO Ltd.
2018-1A, 8.260% (3 Month LIBOR USD + 3.000%), 04/15/2030 (a)(b)(c)	1,000,000	884,486
CIFC Funding Ltd.
2017-3A, 7.050% (3 Month LIBOR USD + 1.800%), 07/20/2030 (a)(b)(c)	2,100,000	2,066,295
2018-1A, 7.012% (3 Month LIBOR USD + 1.750%), 04/18/2031 (a)(b)(c)	3,750,000	3,602,846
Fillmore Park CLO Ltd.
2018-1A, 10.660% (3 Month LIBOR USD + 5.400%), 07/15/2030 (a)(b)(c)	1,000,000	892,252
Gilbert Park CLO Ltd.
2017-1A, 8.210% (3 Month LIBOR USD + 2.950%), 10/15/2030 (a)(b)(c)	8,475,000	7,785,949
2017-1A, 11.660% (3 Month LIBOR USD + 6.400%), 10/15/2030 (a)(b)(c)	1,250,000	1,075,856
Goldentree Loan Management US CLO 2 Ltd.
2017-2A, 9.950% (3 Month LIBOR USD + 4.700%), 11/28/2030 (a)(b)(c)	6,561,000	5,950,027
Goldentree Loan Management US CLO 4 Ltd.
2019-4A, 10.023% (3 Month LIBOR USD + 4.750%), 04/24/2031 (a)(b)(c)	8,000,000	6,955,936
Goldentree Loan Management US CLO 5 Ltd.
2019-5A, 8.400% (3 Month LIBOR USD + 3.150%), 10/20/2032 (a)(b)(c)	2,500,000	2,336,722
2019-5A, 10.100% (3 Month LIBOR USD + 4.850%), 10/20/2032 (a)(b)(c)	7,500,000	6,411,788
Goldentree Loan Opportunities X Ltd.
2015-10A, 8.300% (3 Month LIBOR USD + 3.050%), 07/20/2031 (a)(b)(c)	4,000,000	3,799,060
Goldentree Loan Opportunities XI Ltd.
2015-11A, 7.662% (3 Month LIBOR USD + 2.400%), 01/18/2031 (a)(b)(c)	2,250,000	2,137,255
2015-11A, 10.662% (3 Month LIBOR USD + 5.400%), 01/18/2031 (a)(b)(c)	3,750,000	3,367,920
GoldentTree Loan Management US CLO 1 Ltd.
2021-9A, 10.000% (3 Month LIBOR USD + 4.750%), 01/20/2033 (a)(b)(c)	6,500,000	5,637,378
Golub Capital BDC 3 CLO 1, LLC
2021-1A, 8.060% (3 Month LIBOR USD + 2.800%), 04/15/2033 (a)(b)(c)	7,000,000	6,764,170
Grippen Park CLO Ltd.
2017-1A, 8.550% (3 Month LIBOR USD + 3.300%), 01/20/2030 (a)(b)(c)	7,550,000	7,207,751
2017-1A, 10.950% (3 Month LIBOR USD + 5.700%), 01/20/2030 (a)(b)(c)	1,150,000	979,426
Jay Park CLO Ltd.
2016-1A, 7.900% (3 Month LIBOR USD + 2.650%), 10/20/2027 (a)(b)(c)	1,124,000	1,099,279
LCM 26 Ltd.
26A, 7.750% (3 Month LIBOR USD + 2.500%), 01/20/2031 (a)(b)(c)	1,000,000	817,934
26A, 10.550% (3 Month LIBOR USD + 5.300%), 01/20/2031 (a)(b)(c)	4,000,000	2,593,024
LCM 29 Ltd.
29A, 6.860% (3 Month LIBOR USD + 1.600%), 04/15/2031 (a)(b)(c)	4,750,000	4,591,559
LCM 34 Ltd.
34A, 11.790% (3 Month LIBOR USD + 6.540%), 10/20/2034 (a)(b)(c)	3,250,000	2,650,420
LCM 35 Ltd.
35A, 11.870% (3 Month LIBOR USD + 6.610%), 10/15/2034 (a)(b)(c)	4,750,000	3,694,569
LCM 36 Ltd.
36A, 11.970% (3 Month LIBOR USD + 6.710%), 01/15/2034 (a)(b)(c)	6,000,000	4,541,286
LCM Loan Income Fund I Income Note Issuer Ltd.
27A, 7.210% (3 Month LIBOR USD + 1.950%), 07/16/2031 (a)(b)(c)	2,700,000	2,543,519
27A, 8.210% (3 Month LIBOR USD + 2.950%), 07/16/2031 (a)(b)(c)	4,000,000	3,293,880
LCM XIV LP
14A, 6.830% (3 Month LIBOR USD + 1.580%), 07/20/2031 (a)(b)(c)	10,800,000	10,381,824
14A, 7.100% (3 Month LIBOR USD + 1.850%), 07/20/2031 (a)(b)(c)	6,000,000	5,629,584
14A, 10.750% (3 Month LIBOR USD + 5.500%), 07/20/2031 (a)(b)(c)	1,000,000	614,005
LCM XV LP
15A, 8.950% (3 Month LIBOR USD + 3.700%), 07/20/2030 (a)(b)(c)	9,000,000	7,961,643
LCM XVI LP
16A, 7.010% (3 Month LIBOR USD + 1.750%), 10/15/2031 (a)(b)(c)	4,000,000	3,886,784
16A, 7.410% (3 Month LIBOR USD + 2.150%), 10/15/2031 (a)(b)(c)	5,100,000	4,849,968
16A, 11.640% (3 Month LIBOR USD + 6.380%), 10/15/2031 (a)(b)(c)	1,600,000	1,163,638
LCM XVII LP
17A, 11.260% (3 Month LIBOR USD + 6.000%), 10/15/2031 (a)(b)(c)	1,000,000	644,212
LCM XVIII LP
19A, 7.010% (3 Month LIBOR USD + 1.750%), 07/15/2027 (a)(b)(c)	1,523,457	1,520,299
19A, 7.960% (3 Month LIBOR USD + 2.700%), 07/15/2027 (a)(b)(c)	4,000,000	3,988,256
18A, 11.200% (3 Month LIBOR USD + 5.950%), 04/20/2031 (a)(b)(c)	5,300,000	3,553,067
LCM XXII Ltd.
22A, 8.050% (3 Month LIBOR USD + 2.800%), 10/20/2028 (a)(b)(c)	1,895,000	1,674,359
LCM XXV Ltd.
25A, 8.700% (3 Month LIBOR USD + 3.450%), 07/20/2030 (a)(b)(c)	4,000,000	3,341,648
Long Point Park CLO Ltd.
2017-1A, 7.660% (3 Month LIBOR USD + 2.400%), 01/17/2030 (a)(b)(c)	4,000,000	3,529,544
2017-1A, 10.860% (3 Month LIBOR USD + 5.600%), 01/17/2030 (a)(b)(c)	2,000,000	1,647,430
Magnetite VIII Ltd.
2014-8A, 8.160% (3 Month LIBOR USD + 2.900%), 04/15/2031 (a)(b)(c)	10,150,000	9,716,301
Magnetite XII Ltd.
2015-12A, 10.940% (3 Month LIBOR USD + 5.680%), 10/15/2031 (a)(b)(c)	8,923,000	8,212,506
Magnetite XIV-R Ltd.
2015-14RA, 8.112% (3 Month LIBOR USD + 2.850%), 10/18/2031 (a)(b)(c)	1,500,000	1,424,537
Magnetite XV Ltd.
2015-15A, 8.079% (TSFR3M + 3.012%), 07/25/2031 (a)(b)(c)	2,000,000	1,898,358
2015-15A, 10.529% (TSFR3M + 5.462%), 07/25/2031 (a)(b)(c)	4,000,000	3,540,496
Magnetite XVIII Ltd.
2016-18A, 8.021% (3 Month LIBOR USD + 2.700%), 11/15/2028 (a)(b)(c)	10,315,000	9,992,532
Magnetite XXIII Ltd.
2019-23A, 11.555% (3 Month LIBOR USD + 6.300%), 01/25/2035 (a)(b)(c)	2,750,000	2,571,495
Magnetite XXVII Ltd.
2020-27A, 11.250% (3 Month LIBOR USD + 6.000%), 10/20/2034 (a)(b)(c)	5,250,000	4,874,977
Magnetite XXVIII Ltd.
2020-28A, 11.400% (3 Month LIBOR USD + 6.150%), 01/20/2035 (a)(b)(c)	2,250,000	2,089,566
Magnetite XXX Ltd.
2021-30A, 11.455% (3 Month LIBOR USD + 6.200%), 10/25/2034 (a)(b)(c)	4,100,000	3,849,429
Magnetite XXXIV Ltd.
2023-34A, 10.355% (TSFR3M + 5.200%), 04/20/2036 (a)(b)(c)	2,950,000	2,919,349
Mountain View CLO XV Ltd.
2019-2A, 7.160% (3 Month LIBOR USD + 1.900%), 01/15/2033 (a)(b)(c)	3,000,000	2,957,343
Neuberger Berman Loan Advisers CLO 33 Ltd.
2019-33A, 8.160% (3 Month LIBOR USD + 2.900%), 10/16/2033 (a)(b)(c)	2,000,000	1,860,548
Neuberger Berman Loan Advisers CLO 35 Ltd.
2019-35A, 8.965% (3 Month LIBOR USD + 3.700%), 01/19/2033 (a)(b)(c)	7,971,955	7,495,256
Niagara Park CLO Ltd.
2019-1A, 11.210% (3 Month LIBOR USD + 5.950%), 07/17/2032 (a)(b)(c)	2,000,000	1,799,656
Octagon Investment Partners 26 Ltd.
2016-1A, 7.060% (3 Month LIBOR USD + 1.800%), 07/15/2030 (a)(b)(c)	6,220,000	5,883,803
Webster Park CLO Ltd.
2015-1A, 7.050% (3 Month LIBOR USD + 1.800%), 07/20/2030 (a)(b)(c)	10,300,000	9,821,514
2015-1A, 8.150% (3 Month LIBOR USD + 2.900%), 07/20/2030 (a)(b)(c)	4,800,000	4,173,600
Whetstone Park CLO Ltd.
2021-1A, 2.791%, 01/20/2035 (a)(c)	1,400,000	1,162,174
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $354,079,702)		330,678,776

CORPORATE BONDS - 19.33%
Aerospace & Defense - 0.32%
Howmet Aerospace, Inc.
5.900%, 02/01/2027	6,326,000	6,439,406
3.000%, 01/15/2029	12,437,000	10,903,727
Automobile Components - 0.13%
Dana, Inc.
4.250%, 09/01/2030	4,500,000	3,625,987
4.500%, 02/15/2032	4,208,000	3,379,929
Automobiles - 0.32%
Thor Industries, Inc.
4.000%, 10/15/2029 (a)	9,340,000	7,647,872
Volkswagen Group of America Finance, LLC
3.750%, 05/13/2030 (a)	10,000,000	9,062,652
Winnebago Industries, Inc.
6.250%, 07/15/2028 (a)	1,000,000	960,868
Banks - 6.15%
Atlantic Union Bankshares Corp.
2.875% to 12/15/2026 then TSFR3M + 1.860%, 12/15/2031 (b)	8,000,000	6,616,984
Australia & New Zealand Banking Group Ltd.
6.742%, 12/08/2032 (a)(c)	7,000,000	7,263,031
Bank of America Corp.
2.087% to 05/14/2029 then SOFR + 1.060%, 06/14/2029 (b)	7,000,000	6,002,754
2.651% to 03/11/31 then SOFR + 1.220%, 03/11/2032 (b)	10,000,000	8,275,188
Bank of Montreal
3.088% (5 Year CMT Rate + 1.400%), 01/10/2037 (b)(c)	15,000,000	11,941,600
Bank of Nova Scotia
4.850%, 02/01/2030 (c)	10,000,000	9,787,713
Bank of NT Butterfield & Son Ltd.
5.250% to 06/01/2023 then 3 Month LIBOR USD + 2.255%, 06/01/2028 (b)(c)	3,000,000	3,000,000
5.250% to 06/15/2025 then TSFR3M + 5.060%, 06/15/2030 (b)(c)	5,000,000	4,665,643
Bank OZK
2.750% to 10/01/2026 then TSFR3M + 2.090%, 10/01/2031 (b)	13,175,000	9,971,621
Banner Corp.
5.000% to 06/30/2025 then TSFR3M + 4.890%, 06/30/2030 (b)	8,000,000	7,100,115
Barclays PLC
6.125% (5 Year CMT Rate + 5.867%), 09/15/2166 (b)(c)(d)	15,050,000	13,037,815
Central Pacific Financial Corp.
4.750% to 11/01/2025 then TSFR3M + 4.560%, 11/01/2030 (b)	5,000,000	4,464,238
Citigroup, Inc.
3.980% (3 Month LIBOR USD + 1.338%), 03/20/2030 (b)	5,128,000	4,753,864
CNB Financial Corp.
3.250% to 6/15/2026 then TSFR3M + 2.580%, 06/15/2031 (a)(b)	2,000,000	1,680,232
Deutsche Bank AG
7.079% to 11/10/2032 then SOFR + 3.650%, 02/10/2034 (b)(c)	3,000,000	2,746,313
First Busey Corp.
5.250% to 06/01/2025 then TSFR3M + 5.110%, 06/01/2030 (b)	4,000,000	3,635,013
7.079% to 11/10/2032 then TSFR3M + 2.520%, 02/10/2034 (b)	2,000,000	1,624,759
First Financial Bancorp.
5.250% to 05/15/2025 then TSFR3M + 5.090%, 05/15/2030 (b)	10,500,000	9,239,353
First Foundation, Inc.
3.500% to 02/01/2027 then SOFR + 2.040%, 02/01/2032 (b)	9,500,000	5,624,138
First Interstate BancSystem, Inc.
5.250% to 05/15/2025 then TSFR3M + 5.180%, 05/15/2030 (b)	5,000,000	4,533,627
First Mid Bancshares, Inc.
3.950% to 10/15/2025 then TSFR3M + 3.830%, 10/15/2030 (b)	5,300,000	4,550,726
First Midwest Bancorp, Inc.
5.875%, 09/29/2026	7,515,000	7,175,579
Firstbank
4.500% to 09/01/2030 then SOFR + 4.390%, 09/01/2030 (b)	8,000,000	7,154,518
First-Citizens Bank & Trust Co.
6.125%, 03/09/2028	1,792,000	1,781,669
Flushing Financial Corp.
3.125% to 12/01/2026 then TSFR3M + 2.035%, 12/01/2031 (b)	5,000,000	4,072,795
Great Southern Bank
5.500% to 06/15/2025 then TSFR3M + 5.325%, 06/15/2030 (b)	4,750,000	4,297,121
Heartland Financial USA, Inc.
2.750% to 09/15/2026 then TSFR3M + 2.100%, 09/15/2031 (b)	6,000,000	4,672,552
Hilltop Holdings, Inc.
6.125% to 05/15/2030 then TSFR3M + 5.800%, 05/15/2035 (b)	9,000,000	8,198,551
Home BancShares, Inc.
3.125% to 01/30/2027 then TSFR3M + 1.820%, 01/30/2032 (b)	8,000,000	6,597,103
Huntington National Bank
5.500% to 05/06/2030 then 3 Month LIBOR USD + 5.090%, 05/06/2030 (b)	9,250,000	8,754,914
Independent Bank Group, Inc.
4.000% to 09/15/2025 then SOFR + 3.885%, 09/15/2030 (b)	7,000,000	6,273,471
JPMorgan Chase & Co.
2.963% to 01/25/2032 then SOFR + 1.260%, 01/25/2033(b)	10,000,000	8,463,070
Mercantile Bank Corp.
3.250% to 01/30/2027 then SOFR + 2.120%, 01/30/2032(b)	7,000,000	5,817,720
National Australia Bank Ltd.
3.347% (5 Year CMT Rate + 1.700%), 01/12/2037 (a)(b)(c)	9,500,000	7,490,706
NBT Bancorp, Inc.
5.000% to 07/01/2025 then TSFR3M + 4.850%, 07/01/2030 (b)	7,500,000	6,523,346
NexBank Capital, Inc.
4.000% to 08/15/2026 then TSFR3M + 3.390%, 08/15/2031 (a)(b)	6,500,000	5,279,367
OceanFirst Financial Corp.
5.250% to 05/15/2025 then TSFR3M + 5.095%, 05/15/2030 (b)	5,000,000	4,518,392
Pacific Premier Bancorp, Inc.
4.875% to 05/15/2024 then 3 Month LIBOR USD + 2.500%, 05/15/2029 (b)	3,500,000	3,029,391
5.375% to 06/15/2025 then TSFR3M + 5.170%, 06/15/2030 (b)	5,410,000	4,439,052
Park National Corp.
4.500% to 09/01/2025 then TSFR3M + 4.390%, 09/01/2030 (b)	15,600,000	13,582,188
Peapack-Gladstone Financial Corp.
3.500% to 12/30/2025 then TSFR3M + 3.260%, 12/30/2030 (b)	7,500,000	6,543,655
RBB Bancorp
4.000% to 04/01/2026 then TSFR3M + 3.290%, 04/01/2031 (b)	5,450,000	4,751,680
Renasant Corp.
3.000% to 12/01/2026 then TSFR3M + 1.910%, 12/01/2031 (b)	7,000,000	5,226,972
4.500% to 09/15/2030 then TSFR3M + 4.025%, 09/15/2035 (b)	9,000,000	6,355,542
Sandy Spring Bancorp, Inc.
4.250% to 11/15/2024 then 3 Month LIBOR USD + 2.882%, 11/15/2029 (b)	5,500,000	5,050,590
Santander Holdings USA, Inc.
6.499% to 02/29/2029 then SOFR + 2.356%, 03/09/2029 (b)	5,000,000	5,088,691
Southside Bancshares, Inc.
3.875% to 11/15/2025 then TSFR3M + 3.660%, 11/15/2030 (b)	8,000,000	7,088,223
Summit Financial Group, Inc.
3.250% to 12/01/2026 then TSFR3M + 2.300%, 12/01/2031(b)	4,000,000	3,271,458
Synovus Financial Corp.
5.900% (5 Year Swap Rate USD + 3.379%), 02/07/2029 (b)	4,000,000	3,478,384
Texas Capital Bancshares, Inc.
4.000% (5 Year CMT Rate + 3.150%), 05/06/2031 (b)	10,942,000	8,165,023
Texas Capital Bank, NA
5.250%, 01/31/2026	5,000,000	4,522,584
Towne Bank
3.125% to 02/15/2027 then TSFR3M + 1.680%, 02/15/2032 (b)	4,000,000	3,368,681
Trustmark Corp.
3.625% to 12/01/2025 then TSFR3M + 3.387%, 12/01/2030 (b)	6,500,000	5,613,496
Webster Financial Corp.
4.100%, 03/25/2029	1,380,000	1,195,050
Western Alliance Bancorp
3.000% to 06/15/2026 then TSFR3M + 2.250%, 06/15/2031 (b)	5,900,000	4,203,750
Western Alliance Bank
5.250% to 06/01/2025 then TSFR3M + 5.120%, 06/01/2030 (b)(e)	7,500,000	5,475,000
WSFS Financial Corp.
6.916% (3 Month LIBOR USD + 0.000%), 12/15/2027 (b)	3,500,000	3,290,942
2.750% to 12/15/2025 then SOFR + 2.485%, 12/15/2030 (b)	4,470,000	3,918,753
Building Products - 0.29%
Masonite International Corp.
5.375%, 02/01/2028 (a)(c)	500,000	475,902
3.500%, 02/15/2030 (a)(c)	9,536,000	8,024,171
TopBuild Corp.
3.625%, 03/15/2029 (a)	7,065,000	6,119,350
4.125%, 02/15/2032 (a)	1,565,000	1,313,280
Capital Markets - 0.62%
Ares Capital Corp.
3.200%, 11/15/2031	15,000,000	11,466,003
Blackstone Holdings Finance Co., LLC
1.625%, 08/05/2028 (a)	15,000,000	12,505,022
Brookfield Corp.
7.375%, 03/01/2033 (c)	3,000,000	3,243,154
MSCI, Inc.
3.625%, 11/01/2031 (a)	7,800,000	6,518,589
Chemicals - 0.26%
Axalta Coating Systems, LLC
3.375%, 02/15/2029 (a)	6,744,000	5,787,600
Eastman Chemical Co.
5.750%, 03/08/2033	3,000,000	3,004,030
Scotts Miracle-Gro Co.
4.375%, 02/01/2032	6,828,000	5,464,585
Commercial Services & Supplies - 0.19%
Central Storage Safety Project Trust
4.823%, 02/01/2038 (a)(e)	6,072,640	5,177,796
Wildflower Improvement Association
6.625%, 03/01/2031 (a)(e)	5,059,095	4,858,742
Consumer Finance - 0.59%
Ally Financial, Inc.
6.700%, 02/14/2033	10,000,000	8,806,910
Ford Motor Credit Co. LLC
7.350%, 03/06/2030	8,750,000	8,822,625
OneMain Finance Corp.
3.500%, 01/15/2027	5,000,000	4,162,725
5.375%, 11/15/2029	12,603,000	10,318,202
Containers & Packaging - 0.32%
Amcor Finance USA, Inc.
5.625%, 05/26/2033	5,000,000	5,011,799
AptarGroup, Inc.
3.600%, 03/15/2032	10,000,000	8,547,386
Graphic Packaging International, LLC
3.750%, 02/01/2030 (a)	4,433,000	3,901,239
Distributors - 0.11%
LKQ Corp.
6.250%, 06/15/2033 (a)	6,000,000	6,041,944
Diversified Consumer Services - 0.10%
Prime Security Services Borrower LLC
5.750%, 04/15/2026 (a)	3,500,000	3,429,050
Nature Conservancy
1.711%, 07/01/2031	1,250,000	945,594
1.811%, 07/01/2032	1,150,000	851,187
1.861%, 07/01/2033	532,000	384,329
Service Corp. International
3.375%, 08/15/2030	12,676,000	10,566,270
4.000%, 05/15/2031	8,375,000	7,168,163
United Jewish Appeal-Federation of Jewish Philanthropies of New York, Inc.
2.145%, 02/01/2031	4,565,000	3,777,959
Diversified Financial Services - 0.37%
American AGcredit FLCA
3.375% to 06/15/2031 then SOFR + 2.120%, 06/15/2036 (a)(b)	10,000,000	7,587,062
Compeer Financial FLCA
2.750% to 06/01/2026 then SOFR + 2.030%, 06/01/2031 (a)(b)	5,000,000	4,048,393
3.375% to 06/01/2031 then SOFR + 1.965%, 06/01/2036 (a)(b)	4,750,000	3,603,199
Enterprise Community Loan Fund, Inc.
3.685%, 11/01/2023	4,810,000	4,768,007
Diversified Telecommunicaiton Services - 0.22%
AT&T, Inc.
5.400%, 02/15/2034	3,000,000	3,012,657
Verizon Communications, Inc.
4.500%, 08/10/2033	9,180,000	8,676,383
Electrical Equipment - 0.26%
Regal Rexnord Corp.
6.300%, 02/15/2030 (a)	4,676,000	4,670,591
6.400%, 04/15/2033 (a)	2,000,000	1,979,433
Sensata Technologies, Inc.
4.375%, 02/15/2030 (a)	5,446,000	4,870,725
3.750%, 02/15/2031 (a)	3,255,000	2,770,527
Electronic Equipment, Instruments & Components - 0.45%
CDW Finance Corp.
3.276%, 12/01/2028	4,954,000	4,307,022
3.250%, 02/15/2029	17,218,000	14,790,731
Corning, Inc.
5.750%, 08/15/2040	5,107,000	5,183,764
Electric Utilities - 0.65%
Brazos Securitization LLC
5.413%, 09/01/2050 (a)	9,500,000	9,829,758
CoServ Securitization LLC
2022, 5.321%, 02/15/2048 (a)	19,000,000	18,912,851
Oglethorpe Power Corp.
6.191%, 01/01/2031 (a)	6,445,000	6,593,090
Equity Real Estate Investment Trusts (REITs) - 0.28%
American Finance Trust, Inc.
4.500%, 09/30/2028 (a)	10,000,000	7,661,800
Simon Property Group LP
6.750%, 02/01/2040	6,738,000	7,320,551
Ground Transportation - 0.32%
ERAC USA Finance, LLC
4.900%, 05/01/2033 (a)	8,000,000	7,870,315
7.000%, 10/15/2037 (a)	8,316,000	9,659,054
Healthcare Providers & Services - 1.36%
Baptist Health South Florida, Inc.
4.342%, 11/15/2041	14,760,000	12,610,961
Centene Corp.
2.450%, 07/15/2028	16,390,000	14,098,186
3.000%, 10/15/2030	5,965,000	4,981,777
CommonSpirit Health
2.782%, 10/01/2030	10,000,000	8,495,124
3.817%, 10/01/2049	1,800,000	1,373,465
Hackensack Meridian Health, Inc.
2.675%, 09/01/2041	9,920,000	6,940,906
HumanGood California Obligated Group
3.000%, 10/01/2028	2,850,000	2,642,167
Northwell Healthcare, Inc.
3.391%, 11/01/2027	4,652,000	4,323,204
Orlando Health Obligated Group
2.891%, 10/01/2035	1,000,000	800,682
Penn State Health
3.806%, 11/01/2049	5,920,000	4,303,748
Piedmont Healthcare, Inc.
2.719%, 01/01/2042	7,000,000	4,872,942
Sutter Health
3.161%, 08/15/2040	2,766,000	2,066,078
Toledo Hospital
6.015%, 11/15/2048	6,980,000	6,628,118
Hotels, Restaurants & Leisure - 0.22%
Papa John's International, Inc.
3.875%, 09/15/2029 (a)	6,174,000	5,177,887
Station Casinos, LLC
4.625%, 12/01/2031 (a)	2,000,000	1,664,700
YMCA of Greater New York
2.303%, 08/01/2026	5,730,000	5,156,147
Household Durables - 0.64%
Ashton Woods USA, LLC
6.625%, 01/15/2028 (a)	3,620,000	3,393,793
4.625%, 04/01/2030 (a)	5,746,000	4,751,068
KB Home
4.800%, 11/15/2029	7,722,000	7,070,881
7.250%, 07/15/2030	1,000,000	1,011,612
M/I Homes, Inc.
3.950%, 02/15/2030	7,916,000	6,807,301
Meritage Homes Corp.
3.875%, 04/15/2029 (a)	6,950,000	6,091,494
Tempur Sealy International, Inc.
3.875%, 10/15/2031 (a)	7,541,000	6,041,777
Information Technology - 0.31%
Dell International LLC
8.100%, 07/15/2036	14,660,000	16,954,838
Insurance - 0.12%
RGA Global Funding
2.700%, 01/18/2029 (a)	7,750,000	6,709,703
Machinery - 0.21%
Allison Transmission, Inc.
3.750%, 01/30/2031 (a)	13,782,000	11,650,649
Media - 0.56%
CCO Holdings Capital Corp.
4.750%, 02/01/2032 (a)	11,912,000	9,555,768
4.250%, 01/15/2034 (a)	12,500,000	9,259,049
Sirius XM Radio, Inc.
3.875%, 09/01/2031 (a)	15,874,000	11,729,035
Mortgage Real Estate Investment Trusts (REITs) - 0.22%
Arbor Realty SR, Inc.
5.000%, 12/30/2028 (a)	5,000,000	4,144,094
Arbor Realty Trust, Inc.
4.750%, 10/15/2024 (a)	4,000,000	3,809,594
4.500%, 03/15/2027 (a)	5,000,000	4,276,432
Pharmaceuticals - 0.80%
Bristol-Myers Squibb Co.
4.125%, 06/15/2039	13,734,000	12,424,882
Johnson & Johnson
5.850%, 07/15/2038	8,180,000	9,222,734
Pfizer Investment Enterprises Pte Ltd.
5.110%, 05/19/2043 (c)	7,000,000	6,944,392
Wyeth, LLC
5.950%, 04/01/2037	13,738,000	15,100,863
Professional Services - 0.37%
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (a)	1,220,000	1,092,815
4.000%, 07/01/2029 (a)	12,530,000	11,074,515
Leidos, Inc.
4.375%, 05/15/2030	6,310,000	5,767,082
2.300%, 02/15/2031	2,840,000	2,220,105
Software - 0.54%
Open Text Corp.
6.900%, 12/01/2027 (a)(c)	1,000,000	1,023,387
3.875%, 12/01/2029 (a)(c)	6,680,000	5,571,466
Open Text Holdings, Inc.
4.125%, 12/01/2031 (a)	4,175,000	3,430,285
Oracle Corp.
3.850%, 07/15/2036	10,200,000	8,498,533
6.500%, 04/15/2038	10,000,000	10,691,603
Specialty Retail - 1.09%
Asbury Automotive Group, Inc.
5.000%, 02/15/2032 (a)	6,400,000	5,489,260
AutoNation, Inc.
3.850%, 03/01/2032	12,775,000	10,799,669
Group 1 Automotive, Inc.
4.000%, 08/15/2028 (a)	17,214,000	15,091,479
Home Depot, Inc.
5.400%, 09/15/2040	5,000,000	5,114,186
Lithia Motors, Inc.
3.875%, 06/01/2029 (a)	10,685,000	9,193,335
4.375%, 01/15/2031 (a)	7,000,000	5,980,756
Penske Automotive Group, Inc.
3.750%, 06/15/2029	8,950,000	7,677,931
Technology Hardware, Storage & Peripherals - 0.18%
Apple, Inc.
4.300%, 05/10/2033	10,000,000	10,025,780
Textiles, Apparel & Luxury Goods - 0.02%
Hanesbrands, Inc.
9.000%, 02/15/2031 (a)	1,000,000	1,001,266
Trading Companies & Distributors - 0.27%
Ashtead Capital, Inc.
4.250%, 11/01/2029 (a)	5,000,000	4,532,593
5.500%, 08/11/2032 (a)	5,100,000	4,907,914
United Rentals North America, Inc.
3.750%, 01/15/2032	6,300,000	5,280,376
Wireless Telecommunication Services - 0.07%
T-Mobile USA, Inc.
2.625%, 02/15/2029	4,270,000	3,738,378
TOTAL CORPORATE BONDS (Cost $1,197,773,355)		1,053,363,431

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 8.82%
Adjustable Rate Mortgage Trust
2005-3, 3.918%, 07/25/2035 (f)	277,954	273,984
2005-10, 4.325%, 01/25/2036 (f)	5,008,591	3,955,965
2006-2, 4.190%, 05/25/2036 (f)	840,783	738,501
Alternative Loan Trust
2004-28CB, 5.000%, 01/25/2020 (e)(g)	127,195	93,051
2006-J3, 5.750%, 05/25/2026	373,627	352,646
2004-13CB, 6.000%, 07/25/2034	6,974,382	6,966,362
2004-24CB, 6.000%, 11/25/2034	1,339,778	1,329,990
2004-27CB, 6.000%, 12/25/2034	970,158	876,331
2004-28CB, 6.000%, 01/25/2035	296,255	274,830
2005-6CB, 5.750%, 04/25/2035	1,822,956	1,602,125
2005-6CB, 7.500%, 04/25/2035	213,760	201,441
2005-13CB, 5.500% (1 Month LIBOR USD + 0.500%), 05/25/2035 (b)	907,169	753,249
2005-9CB, 5.500% (1 Month LIBOR USD + 0.500%), 05/25/2035 (b)	1,929,162	1,685,477
2005-9CB, 6.000%, 05/25/2035	7,171,078	3,924,578
2005-21CB, 5.250%, 06/25/2035	2,567,502	2,009,436
2005-21CB, 6.000%, 06/25/2035	1,549,435	1,254,327
2005-J6, 5.500% (1 Month LIBOR USD + 0.500%), 07/25/2035 (b)	2,673,042	2,119,255
2005-43, 4.109%, 09/25/2035 (f)	109,218	92,615
2005-63, 3.831%, 11/25/2035 (f)	817,345	704,149
2005-54CB, 5.500%, 11/25/2035	542,476	316,821
2005-J13, 5.500%, 11/25/2035	413,032	295,550
2005-65CB, 0.000%, 12/25/2035 (e)(h)	701,504	297,181
2005-65CB, 5.500%, 01/25/2036	101,116	70,418
2005-75CB, 5.500%, 01/25/2036	1,290,326	921,781
2005-73CB, 5.750%, 01/25/2036	334,728	188,710
2005-86CB, 5.500%, 02/25/2036	936,541	571,331
2005-86CB, 5.500%, 02/25/2036	129,782	79,172
2005-80CB, 6.000%, 02/25/2036	4,256,599	4,039,480
2006-6CB, 5.500%, 05/25/2036	94,875	79,755
2006-12CB, 5.750% (1 Month LIBOR USD + 5.750%), 05/25/2036 (b)	556,020	300,472
2006-14CB, 6.000%, 06/25/2036	2,353,729	1,335,335
2006-16CB, 6.000%, 06/25/2036	845,473	482,413
2006-16CB, 6.000%, 06/25/2036	973,976	555,759
2006-16CB, 6.000%, 06/25/2036	371,589	212,032
2006-19CB, 5.538% (1 Month LIBOR USD + 0.400%), 08/25/2036 (b)	649,608	289,639
2006-24CB, 5.750%, 08/25/2036	2,450,503	1,390,449
2006-24CB, 5.750%, 08/25/2036	3,950,269	2,241,436
2006-23CB, 6.000%, 08/25/2036	597,307	560,408
2006-23CB, 6.500%, 08/25/2036	5,687,746	2,003,882
2006-J6, 6.000%, 09/25/2036	2,735,621	1,488,480
2006-J6, 6.000%, 09/25/2036	2,030,855	1,105,010
2006-26CB, 6.250%, 09/25/2036	5,552,990	3,073,011
2006-31CB, 5.750%, 11/25/2036	1,919,794	1,158,103
2006-31CB, 6.000%, 11/25/2036	212,817	132,506
2006-30T1, 6.500%, 11/25/2036	8,389,726	2,864,960
2006-39CB, 6.000%, 01/25/2037	2,373,874	1,945,538
2006-41CB, 6.000%, 01/25/2037	518,824	297,876
2007-2CB, 5.750%, 03/25/2037	5,659,924	3,147,192
2007-4CB, 5.750%, 04/25/2037	1,113,517	947,594
2007-4CB, 5.750%, 04/25/2037	1,480,343	1,259,760
2007-8CB, 5.500%, 05/25/2037	5,712,667	3,210,637
2007-8CB, 6.000%, 05/25/2037	771,885	457,138
2007-J2, 6.000%, 07/25/2037	2,966,124	2,749,823
2008-2R, 6.000%, 08/25/2037 (f)	7,018,443	3,657,096
2007-23CB, 6.000%, 09/25/2037	4,280,479	2,357,754
2007-13, 6.000%, 06/25/2047	2,432,072	1,336,417
American Home Mortgage Investment Trust
2006-2, 6.750%, 06/25/2036 (i)	2,747,648	471,204
Banc of America Alternative Loan Trust
2005-11, 5.750%, 12/25/2035	694,238	604,248
2005-11, 5.750%, 12/25/2035	113,178	98,508
2006-2, 6.500%, 03/25/2036	2,800,072	2,294,215
2006-9, 5.538% (1 Month LIBOR USD + 0.400%), 01/25/2037 (b)	872,477	677,326
2006-9, 6.000%, 01/25/2037	181,502	158,448
2006-4, 6.000%, 05/25/2046	884,037	773,548
2006-4, 6.500%, 05/25/2046	555,452	499,420
2006-4, 6.500%, 05/25/2046	2,352,710	2,050,555
2006-5, 6.000%, 06/25/2046	264,642	235,720
2006-6, 6.000%, 07/25/2046	1,021,230	872,091
Banc of America Funding Trust
2003-3, 5.500%, 10/25/2033	171,674	164,420
2004-1, 6.000%, 02/25/2034	535,568	544,654
2004-1, 6.000%, 03/25/2034	3,083,978	3,132,434
2004-B, 3.896%, 11/20/2034 (f)	1,526,981	1,423,881
2007-4, 5.500%, 11/25/2034	199,460	178,909
2005-3, 5.500%, 06/25/2035	63,589	57,100
2014-R3, 4.136%, 06/26/2035 (a)(f)	1,475,358	1,433,225
2014-R3, 4.551%, 06/26/2035 (a)(f)	2,787,828	2,611,665
2005-4, 5.500%, 08/25/2035	32,888	32,394
2005-5, 5.500%, 09/25/2035	155,480	151,610
2005-5, 5.500%, 09/25/2035	1,432,721	1,405,339
2005-7, 5.500%, 11/25/2035	2,910,031	2,657,267
2005-7, 5.750%, 11/25/2035	3,743	3,729
2005-7, 6.000%, 11/25/2035	18,620	18,369
2005-8, 5.750%, 01/25/2036	1,914,501	1,717,828
2006-F, 4.241%, 07/20/2036 (f)	6,380,377	5,522,575
2006-5, 5.750%, 09/25/2036	324,915	297,374
2006-7, 6.000%, 09/25/2036	431,851	370,870
2006-I, 3.984%, 12/20/2036 (f)	2,177,517	2,050,088
2006-I, 3.984%, 12/20/2036 (f)	378,769	349,951
2006-I, 4.061%, 12/20/2036 (f)	532,076	516,449
2007-1, 6.689%, 01/25/2037 (i)	687,777	618,728
2007-2, 5.198% (1 Month LIBOR USD + 0.060%), 03/25/2037 (b)	359,729	315,665
2007-3, 5.998% (1 Month LIBOR USD + 0.860%), 04/25/2037 (b)	872,144	743,668
2007-5, 5.500%, 07/25/2037	1,292,455	1,035,103
2007-6, 5.698% (1 Month LIBOR USD + 0.560%), 07/25/2037 (b)	4,057,487	3,721,678
2007-6, 5.718% (1 Month LIBOR USD + 0.580%), 07/25/2037 (b)	983,071	902,748
2010-R3, 6.000%, 09/26/2037 (a)(f)	6,285,248	6,068,916
2006-J, 4.415%, 01/20/2047 (f)	114,235	105,906
Banc of America Mortgage Trust
2005-A, 3.883%, 02/25/2035 (f)	1,187,522	1,149,002
2005-F, 3.932%, 07/25/2035 (f)	686,767	630,829
2007-1, 6.000%, 03/25/2037	1,555,160	1,281,402
2006-B, 3.396%, 10/20/2046 (f)	365,289	299,953
BCAP LLC Trust
2007-AA2, 7.500%, 04/25/2037 (j)	298,456	172,915
Bear Stearns ALT-A Trust
2006-6, 3.720%, 11/25/2036 (f)	806,802	382,742
Bear Stearns ARM Trust
2004-12, 2.852%, 02/25/2035 (f)	45,575	42,905
Bear Stearns Asset Backed Securities I Trust
2005-AC5, 5.500% (1 Month LIBOR USD + 1.000%), 08/25/2035 (b)	506,511	336,967
2006-AC4, 5.388% (1 Month LIBOR USD + 0.250%), 07/25/2036 (b)	2,940,330	2,261,539
2006-AC4, 13.987% (1 Month LIBOR USD + 36.250%), 07/25/2036 (b)(e)(j)	679,652	843,922
Chase Funding Trust
2004-1, 5.888% (1 Month LIBOR USD + 0.750%), 09/25/2033 (b)	1,364	1,351
Chase Mortgage Finance Trust
2005-S2, 5.500%, 10/25/2035	615,589	592,730
2005-S3, 5.500%, 11/25/2035	5,385,700	4,099,862
2005-A1, 3.987%, 12/25/2035 (f)	739,910	690,544
2005-A1, 3.987%, 12/25/2035 (f)	771,387	719,921
2006-S3, 6.000%, 11/25/2036	6,698,035	3,093,707
2006-S4, 6.000%, 12/25/2036	1,226,693	569,762
2006-S4, 6.000%, 12/25/2036	3,958,334	1,838,529
2007-S1, 6.000%, 02/25/2037	4,005,467	1,645,914
2007-S3, 5.750%, 05/25/2037	676,588	314,080
2007-S3, 6.000%, 05/25/2037	2,061,560	996,954
2007-A2, 4.199%, 07/25/2037 (f)	851,939	743,003
ChaseFlex Trust
2005-1, 5.500%, 02/25/2035	279,463	230,832
2006-2, 6.170%, 09/25/2036 (f)	2,340,961	2,079,359
2007-M1, 4.112%, 08/25/2037 (i)	1,361,093	1,176,075
CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	19,064	12,248
2003-42, 3.722%, 10/25/2033 (f)	720,262	666,807
2003-44, 5.000%, 10/25/2033	227,000	219,437
2004-4, 5.500%, 05/25/2034	434,389	409,069
2004-14, 4.290%, 08/25/2034 (f)	2,090,368	1,944,256
2004-21, 4.000%, 11/25/2034	505,147	437,616
2004-24, 5.500%, 12/25/2034	2,391,375	2,276,816
2004-J9, 5.500%, 01/25/2035	461,074	454,411
2004-HYB5, 3.909%, 04/20/2035 (f)	561,268	548,697
2005-HYB2, 4.007%, 05/20/2035 (f)	734,666	694,199
2005-13, 5.500%, 06/25/2035	1,666,426	1,028,383
2005-J3, 5.500%, 09/25/2035	48,909	45,779
2005-27, 5.500%, 12/25/2035	508,701	231,887
2005-27, 5.500%, 12/25/2035	882,317	693,036
2005-31, 3.843%, 01/25/2036 (f)	797,663	722,182
2005-30, 5.500%, 01/25/2036	63,107	40,734
2005-HY10, 3.677%, 02/20/2036 (f)	1,495,881	1,281,478
2005-HY10, 4.260%, 02/20/2036 (f)	59,619	48,172
2006-6, 6.000%, 04/25/2036	614,156	338,340
2006-9, 6.000%, 05/25/2036	1,146,551	561,108
2006-J4, 6.250%, 09/25/2036	95,038	39,030
2006-16, 6.500%, 11/25/2036	511,911	196,474
2006-17, 6.000% (1 Month LIBOR USD + 0.550%), 12/25/2036 (b)	2,826,523	1,230,580
2006-17, 6.000%, 12/25/2036	2,089,896	912,801
2006-21, 5.750%, 02/25/2037	1,193,743	591,471
2006-21, 6.000%, 02/25/2037	2,756,516	1,422,869
2006-21, 6.000%, 02/25/2037	629,375	324,873
2007-1, 6.000%, 03/25/2037	1,955,030	990,737
2007-5, 5.500%, 05/25/2037	777,806	403,080
2007-5, 5.750%, 05/25/2037	5,536,831	2,972,617
2007-5, 5.750%, 05/25/2037	845,441	453,901
2007-5, 5.750%, 05/25/2037	1,631,400	875,867
2007-10, 6.000%, 07/25/2037	1,778,624	887,067
2007-J2, 6.000%, 07/25/2037	2,940,020	1,138,983
2007-J2, 6.000%, 07/25/2037	189,878	73,560
2007-HY6, 3.801%, 11/25/2037 (f)	242,762	213,685
2007-HY5, 4.022%, 09/25/2047 (f)	5,302,343	4,035,852
Connecticut Avenue Securities Trust
2021-R03, 7.723% (SOFR30A + 2.750%), 12/25/2041 (a)(b)	5,685,000	5,505,105
2022-R02, 7.973% (SOFR30A + 3.000%), 01/25/2042 (a)(b)	10,000,000	9,864,111
Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021 (e)(g)	50,926	32,985
2006-1, 6.000%, 02/25/2036	76,700	74,566
2006-3, 5.750%, 06/25/2036	350,561	306,100
2006-3, 6.000%, 06/25/2036	1,229,569	1,089,356
2006-3, 6.250%, 06/25/2036	1,480,410	1,330,534
2006-7, 6.000%, 12/25/2036	2,674,618	2,271,785
2007-3, 5.500%, 04/25/2037	36,139	34,966
2007-3, 6.000%, 04/25/2037	465,254	430,245
Citigroup Mortgage Loan Trust
2004-2, 9.250%, 08/25/2033 (a)	11,995	10,412
2004-HYB3, 4.991%, 09/25/2034 (f)	452,997	418,928
2005-WF1, 5.830%, 11/25/2034 (i)	2,742,380	2,713,115
2005-1, 3.745%, 04/25/2035 (f)	320,743	299,743
2005-2, 3.929%, 05/25/2035 (f)	354,686	341,019
2005-5, 6.000%, 08/25/2035	1,714,728	1,581,695
2005-7, 3.482%, 09/25/2035 (f)	381,942	330,585
2005-10, 3.863%, 12/25/2035 (f)	1,010,172	659,952
2006-AR7, 4.215%, 11/25/2036 (f)	1,333,935	1,201,794
2007-AR4, 4.001%, 03/25/2037 (f)	962,486	832,440
CitiMortgage Alternative Loan Trust
2006-A2, 5.738% (1 Month LIBOR USD + 0.600%), 05/25/2036 (b)	382,766	308,635
2006-A4, 6.000%, 09/25/2036	956,445	842,759
2007-A1, 6.000%, 01/25/2037	1,422,667	1,284,998
2007-A1, 6.000%, 01/25/2037	2,286,346	2,065,100
Credit Suisse First Boston Mortgage Securities Corp.
2005-8, 7.000%, 09/25/2035	2,686,228	1,343,611
CSFB Mortgage-Backed Pass-Through Certificates
2004-8, 5.500%, 12/25/2034	139,185	137,657
2005-3, 5.500%, 07/25/2035	362,271	358,265
2005-9, 5.500%, 10/25/2035	524,408	252,128
2005-10, 5.500%, 11/25/2035	411,406	312,658
2005-10, 5.500%, 11/25/2035	1,621,721	1,232,463
2005-10, 6.000%, 11/25/2035	815,038	239,889
CSMC Mortgage-Backed Trust
2006-CF1, 5.500%, 11/25/2035 (a)(i)	2,565,000	2,353,823
2006-1, 5.500%, 02/25/2036	285,825	260,387
2006-1, 5.500%, 02/25/2036	31,308	29,053
2006-2, 5.750%, 03/25/2036	526,128	360,109
2006-2, 6.000%, 03/25/2036	4,146,622	1,873,599
2006-4, 6.000%, 05/25/2036	517,201	305,138
2006-4, 7.000%, 05/25/2036	505,758	78,731
2011-12R, 3.684%, 07/27/2036 (a)(f)	1,069,475	1,062,391
2006-7, 6.000%, 08/25/2036	706,021	566,101
2007-2, 5.500%, 03/25/2037	1,312,860	729,500
2007-3, 5.500%, 04/25/2037	298,462	248,256
2007-3, 5.500%, 04/25/2037	417,553	347,313
2013-2R, 3.517%, 05/27/2037 (a)(f)	1,924,317	1,292,809
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
2005-3, 5.638% (1 Month LIBOR USD + 0.500%), 05/25/2035 (b)	880,061	754,681
2005-6, 5.500%, 12/25/2035	1,399,363	1,138,523
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
2006-AB4, 5.238% (1 Month LIBOR USD + 0.100%), 10/25/2036 (b)	431,893	336,231
DFC HEL Trust
2001-1, 6.757% (1 Month LIBOR USD + 1.650%), 08/15/2031 (b)	1,430,577	1,369,087
Equity One Mortgage Pass-Through Trust
2003-1, 4.860%, 08/25/2033 (f)	403,704	395,862
2003-3, 4.868%, 12/25/2033 (f)	1,318,929	1,257,081
Fannie Mae Connecticut Avenue Securities
2016-C01, 12.088% (1 Month LIBOR USD + 6.950%), 08/25/2028 (b)	1,100,381	1,162,972
2021-R02, 6.973% (SOFR30A + 2.000%), 11/25/2041 (a)(b)	2,250,000	2,153,251
First Horizon Alternative Mortgage Securities Trust
2005-FA11, 5.250%, 02/25/2021 (e)(g)	698	-
2006-FA6, 5.750%, 11/25/2021 (g)	808	565
2004-AA6, 5.112%, 01/25/2035 (f)	265,298	258,648
2004-AA7, 5.275%, 02/25/2035 (f)	737,646	687,401
2005-AA5, 5.140%, 07/25/2035 (f)	1,209,056	1,098,021
2005-AA7, 5.069%, 09/25/2035 (f)	1,325,298	1,151,822
2005-FA8, 5.500%, 11/25/2035	1,178,342	637,418
2006-FA1, 5.750%, 04/25/2036	1,915,669	943,861
2006-FA2, 6.000%, 05/25/2036	2,204,899	988,887
2006-FA2, 6.000%, 05/25/2036	1,399,564	627,698
2006-FA6, 6.000%, 11/25/2036	937,197	309,338
2006-FA6, 6.250%, 11/25/2036	1,187,955	408,218
2006-FA6, 6.250%, 11/25/2036	6,837,058	3,426,801
2007-AA1, 4.497%, 05/25/2037 (f)	2,188,905	1,519,240
2007-FA4, 6.250%, 08/25/2037	1,803,079	799,338
First Horizon Mortgage Pass-Through Trust
2005-AR3, 3.854%, 08/25/2035 (f)	1,148,863	1,098,222
2006-AR4, 4.186%, 01/25/2037 (f)	2,303,940	1,465,617
2006-4, 5.750%, 02/25/2037	872,397	231,163
2006-4, 6.000%, 02/25/2037	528,267	145,959
2007-AR1, 4.010%, 05/25/2037 (f)	493,749	214,576
2007-AR2, 4.739%, 08/25/2037 (f)	2,263,103	758,462
Freddie Mac STACR REMIC Trust
2021-HQA1, 7.223% (SOFR30A + 2.250%), 08/25/2033 (a)(b)	5,719,718	5,587,041
2021-DNA5, 8.023% (SOFR30A + 3.050%), 01/25/2034 (a)(b)	7,759,414	7,505,630
2021-DNA7, 6.773% (SOFR30A + 1.800%), 11/25/2041 (a)(b)	7,750,000	7,439,677
Freddie Mac Structured Agency Credit Risk Debt Notes
2022-DNA1, 6.823% (SOFR30A + 1.850%), 01/25/2042 (a)(b)	6,800,000	6,569,881
2020-DNA5, 9.773% (SOFR30A + 4.800%), 10/25/2050 (a)(b)	10,606,000	11,393,218
GSAA Home Equity Trust
2005-1, 6.260%, 11/25/2034 (i)	2,050,000	2,001,662
2006-15, 6.692%, 09/25/2036 (i)	2,097,788	581,714
2006-18, 6.182%, 11/25/2036 (i)	1,674,662	408,886
2007-7, 5.498% (1 Month LIBOR USD + 0.360%), 07/25/2037 (b)	777,621	736,071
GSR Mortgage Loan Trust
2005-4F, 6.500%, 04/25/2020 (e)(g)	47,325	47,136
2003-5F, 3.000%, 08/25/2032	864,450	811,803
2004-15F, 6.000%, 12/25/2034	849,908	723,301
2005-1F, 6.000%, 01/25/2035	14,082	12,651
2005-AR4, 3.747%, 07/25/2035 (f)	160,888	150,827
2005-7F, 6.000%, 09/25/2035	16,998	16,409
2005-AR5, 4.029%, 10/25/2035 (f)	541,285	496,861
2005-AR7, 3.660%, 11/25/2035 (f)	380,244	339,170
2006-2F, 5.750%, 02/25/2036	447,002	401,893
HarborView Mortgage Loan Trust
2006-6, 4.061%, 08/19/2036 (f)	2,020,858	1,605,131
Impac CMB Trust
2005-5, 5.638% (1 Month LIBOR USD + 0.250%), 08/25/2035 (b)	400,191	366,888
Impac Secured Assets CMN Owner Trust
2002-2, 6.500%, 04/25/2033	926,482	899,615
2004-2, 4.812%, 08/25/2034 (i)	109,447	106,295
IndyMac IMSC Mortgage Loan Trust
2007-AR1, 3.727%, 06/25/2037 (f)	359,672	250,027
IndyMac INDA Mortgage Loan Trust
2007-AR1, 3.550%, 03/25/2037 (f)	309,025	257,070
IndyMac INDX Mortgage Loan Trust
2004-AR4, 4.000%, 08/25/2034 (f)	2,317,652	2,144,739
2004-AR11, 3.219%, 12/25/2034 (f)	903,849	870,015
2005-AR3, 3.312%, 04/25/2035 (f)	794,715	727,346
2005-AR9, 4.161%, 07/25/2035 (f)	2,859,681	1,621,691
2005-AR23, 3.483%, 11/25/2035 (f)	978,923	852,261
2005-AR23, 3.485%, 11/25/2035 (f)	610,384	528,085
2005-AR25, 3.472%, 12/25/2035 (f)	1,791,049	1,131,456
2005-AR35, 3.409%, 02/25/2036 (f)	1,145,181	880,329
2006-AR3, 3.425%, 03/25/2036 (f)	5,005,515	3,547,655
2006-AR9, 3.348%, 06/25/2036 (f)	1,585,123	1,276,706
2006-AR25, 3.172%, 09/25/2036 (f)	4,246,957	3,742,493
2006-AR25, 3.582%, 09/25/2036 (f)	1,943,737	1,322,729
2006-AR31, 3.429%, 11/25/2036 (f)	3,772,281	3,301,484
Jefferies Resecuritization Trust
2009-R1, 3.660%, 11/26/2035 (a)(f)	523,179	465,662
JP Morgan Alternative Loan Trust
2006-S4, 6.460%, 12/25/2036 (i)	407,059	390,377
JP Morgan Mortgage Trust
2005-S3, 5.750%, 01/25/2036	46,686	23,506
2007-A3, 4.225%, 05/25/2037 (f)	2,541,133	2,073,256
Lehman Mortgage Trust
2005-2, 5.500%, 12/25/2035	1,436,283	811,662
2005-2, 5.750%, 12/25/2035	520,672	287,310
2005-3, 0.000% (1 Month LIBOR USD + 4.750%), 01/25/2036 (b)(e)(h)(j)(k)	832,169	72,140
2005-3, 5.500% (1 Month LIBOR USD + 0.500%), 01/25/2036 (b)	832,169	340,088
2006-1, 5.500%, 02/25/2036	361,756	189,171
2006-3, 6.000%, 07/25/2036	3,166,676	1,614,496
2006-3, 6.000%, 07/25/2036	7,000,974	3,569,380
2007-4, 5.750%, 05/25/2037	1,009,236	504,308
2007-4, 5.750%, 05/25/2037	2,205,182	1,101,914
2007-5, 5.750%, 06/25/2037	1,379,875	1,259,728
2007-5, 6.000%, 06/25/2037	2,310,474	660,547
2007-5, 6.000%, 06/25/2037	6,310,598	1,804,153
MASTR Adjustable Rate Mortgages Trust
2004-4, 3.806%, 05/25/2034 (f)	83,229	77,120
2005-1, 3.429%, 02/25/2035 (f)	102,049	94,224
MASTR Alternative Loan Trust
2003-5, 5.874%, 08/25/2033 (f)	607,531	373,302
2003-7, 6.250%, 11/25/2033	66,079	67,947
2004-6, 5.500%, 07/25/2034	179,216	171,453
2004-6, 6.000%, 07/25/2034	105,329	102,511
2004-11, 6.500%, 10/25/2034	371,009	365,315
2005-2, 5.500%, 03/25/2035	2,000,000	1,993,669
MASTR Asset Securitization Trust
2002-NC1, 8.288% (1 Month LIBOR USD + 3.150%), 10/25/2032 (b)	230,706	228,040
2006-1, 5.588% (1 Month LIBOR USD + 0.450%), 05/25/2036 (b)	574,475	86,297
Merrill Lynch Mortgage Investors Trust
2006-F1, 6.000%, 04/25/2036	1,992,290	1,008,193
Merrill Lynch Mortgage Investors Trust MLCC
2004-D, 5.997% (6 Month LIBOR USD + 0.720%), 09/25/2029 (b)	574,693	544,383
Merrill Lynch Mortgage Investors Trust MLMI
2005-A5, 4.173%, 06/25/2035 (f)	273,283	256,495
2005-A7, 3.908%, 09/25/2035 (f)	3,693,635	2,996,934
Morgan Stanley Mortgage Loan Trust
2005-7, 5.500%, 11/25/2035	697,223	665,025
2005-7, 5.500%, 11/25/2035	321,289	279,252
2006-2, 5.468%, 02/25/2036 (f)	1,309,486	790,751
2006-2, 6.500%, 02/25/2036	884,942	427,488
2006-11, 6.000%, 08/25/2036	1,962,329	929,628
2006-11, 6.000%, 08/25/2036	1,385,546	958,681
Morgan Stanley Reremic Trust
2012-R3, 3.347%, 11/26/2036 (a)(f)	1,910,777	1,525,242
Nomura Asset Acceptance Corp. Alternative Loan Trust
2005-WF1, 5.659%, 03/25/2035 (i)	20,944	20,497
2005-AR3, 5.688%, 07/25/2035 (f)	540,209	529,624
Nomura Resecuritization Trust
2014-5R, 5.500%, 06/26/2035 (a)(f)	3,432,971	2,865,744
2011-4RA, 2.768%, 12/26/2036 (a)(f)	5,470,464	4,894,908
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
2005-5, 5.850%, 12/25/2035 (f)	52,543	52,003
RAAC Trust
2005-SP1, 6.000%, 09/25/2034	2,788	2,609
RALI Trust
2006-QS1, 5.750%, 01/25/2036	178,077	140,253
2006-QA1, 5.753%, 01/25/2036 (f)	50,471	62,705
2006-QS9, 5.838% (1 Month LIBOR USD + 0.700%), 07/25/2036 (b)	1,316,788	907,583
2006-QS13, 6.000%, 09/25/2036	1,925,473	1,471,773
2006-QS17, 6.000%, 12/25/2036	304,616	247,793
2007-QS6, 6.000%, 04/25/2037	2,574,871	2,088,687
2007-QS10, 6.500%, 09/25/2037	277,376	223,716
RBSSP Resecuritization Trust
2009-7, 6.000%, 03/26/2036 (a)(f)	3,795,168	2,200,972
Renaissance Home Equity Loan Trust
2005-1, 5.516%, 05/25/2035 (i)	77,974	77,468
Resecuritization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	1,619,464	1,574,103
Residential Asset Securitization Trust
2003-A9, 4.000%, 08/25/2033	887,372	768,346
2004-R2, 5.500%, 08/25/2034	1,615,367	1,573,858
2005-A5, 5.500%, 05/25/2035	1,039,314	736,117
2005-A11, 4.850%, 10/25/2035	3,499,822	1,430,843
2005-A11, 5.500%, 10/25/2035	241,117	170,639
2005-A11, 6.000%, 10/25/2035	398,571	196,616
2005-A15, 5.750%, 02/25/2036	3,470,860	1,457,358
2006-A5CB, 6.000%, 06/25/2036	2,283,086	1,007,033
2006-A10, 0.712% (1 Month LIBOR USD + 5.850%), 09/25/2036 (b)(e)(j)(k)	10,209,584	1,101,489
2006-A10, 5.788% (1 Month LIBOR USD + 0.650%), 09/25/2036 (b)	10,209,584	2,476,447
2006-A15, 0.512% (1 Month LIBOR USD + 5.650%), 01/25/2037 (b)(e)(j)(k)	16,544,926	1,845,677
2006-A15, 5.738% (1 Month LIBOR USD + 0.600%), 01/25/2037 (b)	16,544,926	4,305,293
RFMSI Trust
2005-SA4, 4.148%, 09/25/2035 (f)	1,646,349	1,058,148
2005-SA4, 4.292%, 09/25/2035 (f)	1,246,390	809,921
2006-S3, 5.500%, 03/25/2036	1,868,712	1,526,378
2006-S4, 6.000%, 04/25/2036	1,805,833	1,455,367
2006-S5, 6.000%, 06/25/2036	164,147	138,597
2006-S5, 6.000%, 06/25/2036	337,905	285,310
2006-S5, 6.000%, 06/25/2036	1,416,080	1,195,666
2006-S5, 6.000%, 06/25/2036	175,994	146,092
2006-S6, 6.000%, 07/25/2036	96,279	81,518
2006-S6, 6.000%, 07/25/2036	495,667	419,672
2006-S7, 6.250%, 08/25/2036	1,135,234	957,183
2006-S7, 6.500%, 08/25/2036	678,712	581,443
2006-S9, 5.750%, 09/25/2036	1,373,920	1,043,318
2007-S1, 6.000%, 01/25/2037	460,764	364,607
2007-S7, 6.000%, 07/25/2037	1,482,335	1,167,911
Specialty Underwriting & Residential Finance Trust
2006-BC2, 3.927%, 02/25/2037 (i)	783,650	309,755
STARM Mortgage Loan Trust
2007-1, 4.055%, 02/25/2037 (f)	3,304,175	2,859,402
2007-2, 4.181%, 04/25/2037 (f)	440,478	195,178
Structured Adjustable Rate Mortgage Loan Trust
2004-18, 4.481%, 12/25/2034 (f)	458,877	424,306
2005-12, 4.680%, 06/25/2035 (f)	591,348	463,679
2005-21, 4.820%, 11/25/2035 (f)	3,305,858	2,362,308
2006-1, 3.393%, 02/25/2036 (f)	123,421	112,151
2006-1, 4.202%, 02/25/2036 (f)	1,041,922	843,469
2006-4, 4.174%, 05/25/2036 (f)	588,729	382,747
2006-12, 4.188%, 01/25/2037 (f)	571,337	444,583
2007-5, 5.578% (1 Month LIBOR USD + 0.440%), 06/25/2037 (b)	1,523,938	1,336,420
2007-6, 5.518% (1 Month LIBOR USD + 0.380%), 07/25/2037 (b)	4,403,014	3,851,191
2007-9, 6.887% (6 Month LIBOR USD + 1.500%), 10/25/2037 (b)	881,679	783,359
Suntrust Alternative Loan Trust
2005-1F, 5.750%, 12/25/2035	780,392	712,176
2005-1F, 6.000%, 12/25/2035	1,802,094	1,658,791
2005-1F, 6.500%, 12/25/2035	1,884,317	1,721,755
TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036 (e)	80,750	7,408
Volt, LLC
2021-NPL4, 4.949%, 03/27/2051 (a)(i)	1,650,000	1,287,164
WaMu Mortgage Pass-Through Certificates Trust
2003-S4, 5.663%, 06/25/2033 (f)	2,297,544	2,218,620
2003-AR10, 4.229%, 10/25/2033 (f)	6,802,874	6,425,516
2004-S2, 6.000%, 06/25/2034	44,810	43,970
2005-AR14, 3.901%, 12/25/2035 (f)	4,184,777	3,955,986
2006-AR10, 3.595%, 09/25/2036 (f)	907,336	785,707
2006-AR16, 3.529%, 12/25/2036 (f)	1,058,521	930,465
2007-HY2, 3.654%, 12/25/2036 (f)	13,083,858	11,733,573
2007-HY3, 3.974%, 03/25/2037 (f)	2,309,618	2,112,117
2007-HY5, 3.975%, 05/25/2037 (f)	1,135,492	1,004,916
2007-HY7, 3.387%, 07/25/2037 (f)	203,508	152,020
2006-AR8, 3.679%, 08/25/2046 (f)	1,535,498	1,372,613
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
2005-1, 6.000%, 03/25/2035	934,424	847,605
2005-4, 5.500%, 06/25/2035	2,687,838	2,246,615
2005-5, 5.500%, 07/25/2035	990,845	905,255
2005-6, 5.500%, 08/25/2035	2,545,974	2,179,724
2005-6, 5.500%, 08/25/2035	556,583	476,516
2005-6, 5.500%, 08/25/2035	1,152,300	1,008,217
2005-6, 6.500%, 08/25/2035	260,332	234,255
2005-9, 5.500%, 11/25/2035	384,563	322,966
2006-8, 4.167%, 10/25/2036 (i)	2,275,033	852,522
2007-HY1, 5.458% (1 Month LIBOR USD + 0.320%), 02/25/2037 (b)	1,741,911	1,327,048
2007-HY2, 3.874%, 04/25/2037 (f)	1,154,444	611,716
2007-OC2, 5.758% (1 Month LIBOR USD + 0.620%), 06/25/2037 (b)	3,892,436	3,587,189
2007-OC1, 5.618% (1 Month LIBOR USD + 0.480%), 01/25/2047 (b)	3,542,853	3,172,679
Wells Fargo Alternative Loan Trust
2007-PA1, 6.000%, 03/25/2037	800,375	701,615
2007-PA6, 4.392%, 12/28/2037 (f)	3,224,218	2,962,877
Wells Fargo Mortgage Backed Securities Trust
2004-J, 3.701%, 07/25/2034 (f)	3,229,093	2,949,269
2005-AR14, 4.336%, 08/25/2035 (f)	548,953	527,523
2006-AR1, 4.651%, 03/25/2036 (f)	1,510,760	1,411,381
2006-AR5, 4.678%, 04/25/2036 (f)	1,432,948	1,340,296
2006-AR5, 4.709%, 04/25/2036 (f)	3,482,122	3,307,183
2006-AR19, 4.563%, 12/25/2036 (f)	1,411,030	1,360,391
2007-AR3, 4.628%, 04/25/2037 (f)	670,198	583,346
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $595,059,983)		480,518,022

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 16.92%
Arbor Multifamily Mortgage Securities Trust
2022-MF4, 1.293%, 02/15/2055 (a)(f)(k)	19,700,000	1,687,366
2022-MF4, 3.293%, 02/15/2055 (a)(f)	7,852,000	6,190,008
BANK
2019-BNK16, 0.941%, 02/15/2052 (f)(k)	77,780,262	3,111,911
2019-BNK17, 0.562%, 04/15/2052 (f)(k)	123,653,000	3,580,793
2019-BNK17, 1.590%, 04/15/2052 (a)(f)(k)	11,541,000	875,284
2019-BNK21, 1.110%, 10/17/2052 (a)(f)(k)	18,699,333	1,056,602
2019-BNK21, 2.808%, 10/17/2052	11,582,000	10,590,383
2019-BNK23, 0.175%, 12/15/2052 (f)(k)	238,421,000	2,634,337
2020-BNK29, 0.655%, 11/15/2053 (f)(k)	132,417,000	5,186,191
2020-BNK29, 2.500%, 11/15/2053 (a)	1,250,000	685,018
2020-BNK29, 3.028%, 11/15/2053 (f)	1,170,000	803,179
2020-BNK30, 2.500%, 12/15/2053 (a)(f)	5,550,000	3,006,102
2020-BNK30, 2.757%, 12/15/2053 (f)	5,450,000	3,692,050
2021-BNK31, 1.739%, 02/15/2054	7,250,000	6,243,699
2021-BNK32, 2.332%, 04/15/2054	10,727,500	9,395,543
2021-BNK32, 2.500%, 04/15/2054 (a)	5,000,000	2,634,360
2021-BNK32, 3.263%, 04/15/2054 (f)	800,000	559,933
2023-BNK45, 2.279%, 02/15/2056 (a)(f)(k)	22,611,000	3,683,113
2019-BNK20, 2.933%, 09/15/2062	2,100,000	1,925,866
2019-BNK24, 0.186%, 11/15/2062 (f)(k)	174,693,000	2,164,970
2020-BNK25, 0.876%, 01/15/2063 (f)(k)	158,243,465	7,058,608
2020-BNK26, 0.599%, 03/15/2063 (f)(k)	226,593,000	7,903,201
2020-BNK28, 0.974%, 03/15/2063 (f)(k)	29,969,467	1,746,006
2020-BNK26, 2.041%, 03/15/2063	5,200,000	4,618,326
2021-BNK34, 0.976%, 06/15/2063 (f)(k)	95,634,052	5,187,459
2021-BNK34, 2.754%, 06/15/2063 (f)	8,000,000	5,900,428
2022-BNK40, 2.500%, 03/15/2064 (a)	2,470,000	1,295,572
2021-BNK33, 2.218%, 05/15/2064	12,599,000	10,946,519
2021-BNK35, 1.044%, 06/15/2064 (f)(k)	61,107,940	3,573,427
2021-BNK35, 2.067%, 06/15/2064	10,400,000	8,884,699
2021-BNK35, 2.902%, 06/15/2064 (f)	8,000,000	5,359,506
2021-BNK36, 2.283%, 09/15/2064	12,250,000	10,680,791
2021-BNK37, 2.487%, 11/15/2064	14,400,000	12,544,914
Barclays Commercial Mortgage Trust
2019-C3, 0.759%, 05/15/2052 (f)(k)	56,340,000	2,248,197
2019-C4, 1.136%, 08/15/2052 (f)(k)	43,170,000	2,467,766
2019-C5, 0.371%, 11/15/2052 (f)(k)	174,774,000	3,138,958
2019-C5, 1.351%, 11/15/2052 (a)(f)(k)	12,996,000	860,165
BBCMS Mortgage Trust
2020-C6, 0.676%, 02/15/2053 (f)(k)	59,000,000	2,326,028
2020-C6, 1.048%, 02/15/2053 (f)(k)	92,757,499	4,671,036
2020-C7, 0.986%, 04/15/2053 (f)(k)	17,140,000	1,001,247
2020-C7, 1.620%, 04/15/2053 (f)(k)	21,937,433	1,528,982
2021-C9, 0.993%, 02/15/2054 (f)(k)	68,467,000	4,196,753
2021-C9, 1.960%, 02/15/2054	10,000,000	8,710,015
2021-C9, 2.534%, 02/15/2054	8,500,000	6,780,324
2021-C10, 1.146%, 07/15/2054 (f)(k)	74,931,500	4,642,366
2021-C10, 1.293%, 07/15/2054 (f)(k)	65,049,092	4,358,484
2021-C10, 2.268%, 07/15/2054	10,000,000	8,683,849
2021-C11, 0.965%, 09/15/2054 (f)(k)	29,540,000	1,964,974
2021-C12, 0.594%, 11/15/2054 (f)(k)	59,992,000	2,585,193
2021-C12, 0.954%, 11/15/2054 (f)(k)	101,558,895	5,648,035
2021-C12, 2.758%, 11/15/2054	9,000,000	6,577,276
2022-C14, 0.254%, 02/15/2055 (f)(k)	166,823,000	3,882,055
2022-C14, 0.725%, 02/15/2055 (f)(k)	99,445,147	4,214,068
2022-C15, 1.331%, 04/15/2055 (a)(f)(k)	25,000,000	2,339,430
2022-C17, 1.151%, 09/15/2055 (f)(k)	65,216,382	5,231,313
2023-C19, 5.753%, 04/15/2056	10,000,000	10,102,862
Benchmark Mortgage Trust
2019-B9, 1.028%, 03/15/2052 (f)(k)	28,904,409	1,287,827
2019-B9, 2.000%, 03/15/2052 (a)(f)(k)	11,513,000	1,050,226
2019-B12, 0.389%, 08/15/2052 (a)(f)(k)	93,260,000	1,941,235
2020-B16, 0.301%, 02/15/2053 (a)(f)(k)	70,467,000	972,959
2020-B16, 1.044%, 02/15/2053 (f)(k)	102,788,615	4,752,761
2020-B20, 0.582%, 10/15/2053 (f)(k)	79,394,000	2,610,300
2020-B21, 1.798%, 12/17/2053	5,966,000	5,131,376
2021-B23, 0.906%, 02/15/2054 (a)(f)(k)	105,441,000	6,053,167
2021-B23, 1.270%, 02/15/2054 (f)(k)	66,440,561	4,384,904
2021-B23, 1.766%, 02/15/2054	5,000,000	4,225,122
2021-B24, 0.590%, 03/15/2054 (f)(k)	99,123,000	3,971,938
2021-B24, 1.150%, 03/15/2054 (f)(k)	66,534,852	3,979,237
2021-B24, 2.256%, 03/15/2054	5,400,000	4,621,007
2021-B25, 0.660%, 04/15/2054 (f)(k)	93,350,000	4,134,733
2021-B25, 1.098%, 04/15/2054 (f)(k)	79,083,768	4,869,290
2021-B26, 1.369%, 06/15/2054 (a)(f)(k)	10,836,000	930,126
2021-B26, 2.000%, 06/15/2054 (a)	2,250,000	1,094,575
2021-B26, 2.576%, 06/15/2054 (f)	6,000,000	4,386,726
2021-B27, 1.264%, 07/15/2054 (f)(k)	51,965,845	3,657,408
2021-B27, 1.488%, 07/15/2054 (a)(f)(k)	28,014,000	2,671,953
2021-B27, 2.000%, 07/15/2054 (a)	5,000,000	2,457,601
2021-B27, 2.355%, 07/15/2054	6,000,000	4,337,831
2021-B27, 2.703%, 07/15/2054	2,000,000	1,324,087
2021-B28, 0.955%, 08/15/2054 (f)(k)	32,491,000	2,088,041
2021-B28, 1.279%, 08/15/2054 (f)(k)	85,889,925	6,110,828
2021-B28, 1.980%, 08/15/2054	10,000,000	8,411,899
2021-B29, 1.306%, 09/15/2054 (a)(f)(k)	27,615,000	2,258,457
2021-B29, 2.000%, 09/15/2054 (a)	8,953,000	3,621,206
2021-B30, 0.594%, 11/15/2054 (a)(f)(k)	83,683,000	3,210,164
2021-B30, 1.299%, 11/15/2054 (a)(f)(k)	18,582,000	1,538,565
2021-B30, 2.000%, 11/15/2054 (a)	2,250,000	902,224
2021-B30, 2.000%, 11/15/2054 (a)	1,500,000	715,582
2021-B30, 2.431%, 11/15/2054	5,250,000	4,529,419
2021-B30, 2.879%, 11/15/2054 (f)	7,250,000	4,791,993
2021-B31, 0.428%, 12/15/2054 (a)(f)(k)	124,409,000	4,000,409
2021-B31, 0.771%, 12/15/2054 (f)(k)	143,415,635	6,803,408
2021-B31, 1.143%, 12/15/2054 (a)(f)(k)	31,991,000	2,397,214
2021-B31, 2.250%, 12/15/2054 (a)	3,000,000	1,444,706
2021-B31, 2.615%, 12/15/2054	10,000,000	8,695,991
2022-B32, 1.522%, 01/15/2055 (a)(f)(k)	39,202,000	3,653,105
2022-B32, 2.000%, 01/15/2055 (a)	5,000,000	2,563,921
2022-B32, 3.411%, 01/15/2055 (f)	10,000,000	8,166,177
2022-B33, 1.615%, 03/15/2055 (a)(f)(k)	21,919,000	2,268,709
2023-B38, 5.626%, 04/15/2056	10,000,000	10,004,293
2019-B13, 0.402%, 08/15/2057 (a)(f)(k)	82,774,000	1,724,240
2019-B13, 1.503%, 08/15/2057 (a)(f)(k)	12,071,000	900,662
BMO Mortgage Trust
2022-C1, 1.765%, 02/17/2055 (a)(f)(k)	30,550,000	3,573,614
2023-C5, 5.914%, 06/15/2056	10,000,000	10,341,178
California Housing Finance Agency
2021-2, 0.844%, 03/25/2035 (h)(k)	31,837,776	1,661,295
0.797%, 11/20/2035 (h)(k)	28,072,451	1,470,154
2021-3, 0.765%, 08/20/2036 (f)(k)	25,699,090	1,416,791
Cantor Commercial Real Estate Lending
2019-CF2, 0.651%, 11/15/2052 (f)(k)	134,736,000	4,359,707
CCUBS Commercial Mortgage Trust
2017-C1, 0.318%, 11/15/2050 (f)(k)	40,062,667	501,508
CD Mortgage Trust
2017-CD3, 0.562%, 02/10/2050 (f)(k)	61,857,000	1,177,677
2018-CD7, 4.213%, 08/15/2051	3,236,000	3,130,274
CGMS Commercial Mortgage Trust
2017-B1, 0.157%, 08/15/2050 (f)(k)	38,016,000	290,009
Citigroup Commercial Mortgage Trust
2013-GC17, 5.110%, 11/10/2046 (f)	5,000,000	4,676,188
2014-GC19, 4.805%, 03/11/2047 (f)	3,030,000	2,956,618
2014-GC19, 5.087%, 03/11/2047 (f)	2,882,579	2,787,080
2016-C1, 4.117%, 05/10/2049	3,000,000	2,732,679
2016-C1, 4.941%, 05/10/2049 (f)	8,348,000	7,486,346
2016-P6, 4.160%, 12/10/2049 (f)	6,835,000	5,944,331
2017-P7, 0.594%, 04/14/2050 (f)(k)	45,124,000	921,058
2017-P8, 4.192%, 09/15/2050	4,160,000	3,653,750
2017-P8, 4.259%, 09/15/2050 (f)	5,000,000	4,207,271
2017-C4, 0.288%, 10/12/2050 (f)(k)	42,746,500	464,009
2017-C4, 1.026%, 10/12/2050 (f)(k)	28,105,687	892,645
2018-B2, 0.374%, 03/10/2051 (f)(k)	49,202,000	826,707
2018-C5, 0.327%, 06/10/2051 (a)(f)(k)	28,400,000	467,308
2018-C6, 4.343%, 11/10/2051	5,000,000	4,828,872
2020-GC46, 0.317%, 02/15/2053 (a)(f)(k)	92,457,000	1,884,505
2020-GC46, 0.979%, 02/15/2053 (f)(k)	89,092,122	4,237,988
2019-GC41, 1.040%, 08/10/2056 (f)(k)	52,700,345	2,240,418
2019-GC41, 3.018%, 08/10/2056	10,339,000	8,715,433
2019-C7, 0.283%, 12/15/2072 (a)(f)(k)	50,711,000	847,563
2019-C7, 0.864%, 12/15/2072 (f)(k)	75,663,916	3,202,785
2019-C7, 1.200%, 12/15/2072 (a)(f)(k)	39,933,000	2,505,177
2019-C7, 3.667%, 12/15/2072 (f)	10,000,000	8,196,087
COMM Mortgage Trust
2014-CR18, 4.456%, 07/15/2047 (f)	4,550,700	4,363,419
2013-CR11, 0.835%, 08/10/2050 (e)(f)(k)	30,482,966	305
2019-GC44, 1.023%, 08/15/2057 (a)(f)(k)	19,460,000	1,066,750
CSAIL Commercial Mortgage Trust
2016-C5, 1.000%, 11/15/2048 (a)(f)(k)	46,821,000	926,471
2015-C1, 0.500%, 04/15/2050 (a)(f)(k)	62,192,000	423,888
2017-C8, 0.360%, 06/15/2050 (f)(k)	74,773,000	949,632
2019-C17, 1.348%, 09/15/2052 (f)(k)	84,401,367	4,873,512
2019-C18, 1.052%, 12/15/2052 (f)(k)	90,242,552	3,956,378
2019-C18, 3.955%, 12/15/2052 (f)	3,901,000	3,002,330
FREMF Mortgage Trust
2019-KF62, 7.112% (1 Month LIBOR USD + 2.050%), 04/25/2026 (a)(b)	1,497,347	1,436,924
2018-KF48, 7.112% (1 Month LIBOR USD + 2.050%), 06/25/2028 (a)(b)	4,516,885	4,192,388
GS Mortgage Securities Corp. II
2012-BWTR, 3.255%, 11/05/2034 (a)(e)	6,608,000	3,093,268
2018-GS10, 1.407%, 07/10/2051 (a)(f)(k)	24,049,000	1,536,274
GS Mortgage Securities Corp. Trust
2012-BWTR, 2.954%, 11/05/2034 (a)	445,000	301,202
GS Mortgage Securities Trust
2015-GC32, 4.401%, 07/10/2048 (f)	6,453,000	6,017,883
2016-GS3, 3.395%, 10/10/2049 (f)	10,417,000	8,831,512
2015-GC30, 4.024%, 05/10/2050 (f)	2,960,000	2,671,988
2017-GS8, 0.371%, 11/10/2050 (f)(k)	44,642,000	692,004
2019-GC38, 1.832%, 02/10/2052 (a)(f)(k)	20,916,000	1,836,860
2019-GC39, 0.634%, 05/10/2052 (f)(k)	69,588,000	2,300,057
2019-GC39, 1.621%, 05/10/2052 (a)(f)(k)	24,645,000	1,943,717
2019-GSA1, 0.809%, 11/10/2052 (f)(k)	70,450,924	2,846,372
2020-GSA2, 0.938%, 12/12/2053 (a)(f)(k)	73,324,000	4,214,854
JP Morgan Chase Commercial Mortgage Securities Trust
2015-JP1, 4.725%, 01/15/2049 (f)	7,485,000	6,626,555
2007-CB20, 0.000%, 02/12/2051 (a)(e)(f)(h)(k)	174,556	-
JPMBB Commercial Mortgage Securities Trust
2015-C30, 4.227%, 07/15/2048 (f)	3,085,000	2,831,434
2015-C32, 0.500%, 11/15/2048 (a)(f)(k)	23,066,000	218,352
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 0.630%, 07/15/2050 (f)(k)	68,830,000	1,583,276
JPMDB Commercial Mortgage Securities Trust
2016-C4, 3.638%, 12/15/2049 (f)	5,500,000	4,650,203
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C12, 4.482%, 10/15/2046 (f)	5,000,000	4,940,818
2015-C27, 4.495%, 12/15/2047 (f)	3,000,000	2,770,303
2016-C31, 1.265%, 11/15/2049 (a)(e)(f)(k)	21,212,500	744,294
2015-C23, 4.139%, 07/15/2050 (f)	3,845,000	3,539,406
2017-C34, 2.700%, 11/15/2052 (a)	4,953,000	2,919,727
2017-C34, 4.111%, 11/15/2052 (f)	5,054,000	4,461,016
Morgan Stanley Capital I Trust
2016-BNK2, 0.526%, 11/15/2049 (f)(k)	58,680,000	947,019
2017-H1, 2.151%, 06/15/2050 (a)(f)(k)	8,725,000	609,419
2017-H1, 4.281%, 06/15/2050 (f)	7,890,000	6,563,192
2017-HR2, 4.319%, 12/15/2050 (f)	10,576,000	8,892,613
2018-H3, 0.370%, 07/15/2051 (f)(k)	135,712,000	2,278,469
2018-H3, 1.862%, 07/15/2051 (a)(f)(k)	15,363,500	1,153,885
2018-H3, 4.120%, 07/15/2051	4,998,823	4,820,848
2019-L2, 0.729%, 03/15/2052 (f)(k)	127,093,000	3,912,787
2019-H7, 0.658%, 07/15/2052 (f)(k)	130,723,000	4,459,367
2019-H7, 3.000%, 07/15/2052 (a)	2,402,000	1,478,336
2019-H7, 4.128%, 07/15/2052	9,593,000	7,545,079
2021-L5, 0.713%, 05/15/2054 (f)(k)	70,387,500	3,302,208
2021-L5, 2.500%, 05/15/2054 (a)	3,500,000	1,785,644
2021-L5, 3.102%, 05/15/2054	6,627,000	5,051,869
2021-L6, 2.250%, 06/15/2054 (f)	11,900,000	10,172,109
2021-L6, 2.951%, 06/15/2054 (f)	7,500,000	5,751,941
2021-L7, 0.411%, 10/15/2054 (f)(k)	143,080,000	4,250,921
2021-L7, 2.336%, 10/15/2054	15,100,000	12,911,059
UBS Commercial Mortgage Trust
2017-C1, 0.942%, 06/15/2050 (f)(k)	13,000,000	424,247
2017-C7, 0.370%, 12/15/2050 (f)(k)	170,396,000	2,724,973
2017-C6, 0.498%, 12/15/2050 (f)(k)	63,420,500	1,407,060
2018-C12, 0.214%, 08/15/2051 (f)(k)	139,858,000	2,261,812
2018-C12, 0.776%, 08/15/2051 (f)(k)	45,462,642	1,468,675
2018-C13, 0.249%, 10/15/2051 (f)(k)	128,678,000	2,206,171
2018-C13, 1.971%, 10/15/2051 (a)(f)(k)	16,442,000	1,480,990
2018-C13, 4.241%, 10/15/2051	3,274,000	3,141,622
2018-C14, 0.255%, 12/15/2051 (f)(k)	114,392,000	1,877,161
2019-C17, 0.851%, 10/15/2052 (f)(k)	128,213,000	5,778,906
2019-C18, 2.987%, 12/15/2052	4,500,000	4,137,798
2019-C18, 3.378%, 12/15/2052 (f)	9,000,000	7,747,179
Washington State Housing Finance Commission
0.726%, 12/20/2035 (h)	20,631,523	992,583
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 3.658%, 05/15/2048 (f)	1,320,000	1,223,814
2015-C28, 4.081%, 05/15/2048 (f)	11,105,000	10,068,264
2015-C28, 4.081%, 05/15/2048 (f)	4,376,000	3,573,010
2016-LC24, 0.975%, 10/15/2049 (f)(k)	66,264,075	1,834,832
2016-C37, 3.186%, 12/15/2049 (a)(f)	7,375,000	5,248,336
2016-C37, 4.486%, 12/15/2049 (f)	11,213,000	9,664,891
2017-RB1, 0.723%, 03/15/2050 (f)(k)	69,254,209	1,567,133
2017-C42, 0.319%, 12/15/2050 (f)(k)	116,750,000	1,702,449
2018-C43, 4.514%, 03/15/2051 (f)	4,033,000	3,376,854
2018-C48, 0.250%, 01/15/2052 (f)(k)	138,642,000	1,962,741
2018-C48, 4.245%, 01/15/2052	7,000,000	6,776,401
2019-C49, 0.601%, 03/15/2052 (f)(k)	125,812,000	3,915,924
2019-C49, 3.933%, 03/15/2052	5,000,000	4,807,885
2019-C49, 4.546%, 03/15/2052	8,947,000	7,759,413
2019-C50, 0.871%, 05/15/2052 (f)(k)	36,427,311	1,579,117
2019-C51, 0.673%, 06/15/2052 (f)(k)	130,394,000	4,362,410
2019-C52, 1.109%, 08/15/2052 (f)(k)	113,763,146	6,351,362
2019-C52, 1.603%, 08/15/2052 (f)(k)	57,226,820	3,872,276
2019-C52, 3.561%, 08/15/2052	6,171,000	4,710,091
2019-C53, 0.449%, 10/15/2052 (f)(k)	105,325,000	2,829,240
2019-C53, 3.514%, 10/15/2052 (f)	5,200,000	4,128,104
2020-C55, 0.814%, 02/15/2053 (f)(k)	58,030,370	2,560,439
2020-C56, 0.311%, 06/15/2053 (f)(k)	127,035,000	2,146,421
2020-C56, 2.422%, 06/15/2053	2,250,000	2,000,534
2020-C58, 1.114%, 07/15/2053 (f)(k)	109,974,000	7,218,220
2020-C57, 0.733%, 08/15/2053 (f)(k)	74,972,000	3,208,044
2020-C57, 1.914%, 08/15/2053	7,250,000	6,280,365
2020-C57, 4.022%, 08/15/2053 (f)	3,750,000	2,969,566
2021-C59, 0.906%, 04/15/2054 (f)(k)	65,782,000	3,813,192
2021-C59, 1.449%, 04/15/2054 (a)(f)(k)	40,274,000	3,505,401
2021-C59, 3.284%, 04/15/2054	7,648,000	5,066,068
2021-C60, 1.099%, 08/15/2054 (f)(k)	40,551,000	2,813,355
2021-C60, 1.532%, 08/15/2054 (f)(k)	40,891,201	3,332,044
2021-C60, 2.730%, 08/15/2054	6,814,678	5,019,832
2021-C60, 2.738%, 08/15/2054	3,000,000	1,978,644
2021-C61, 1.390%, 11/15/2054 (a)(f)(k)	9,132,000	818,535
2021-C61, 2.525%, 11/15/2054	15,000,000	12,983,907
2021-C61, 3.113%, 11/15/2054	4,221,000	3,179,711
2015-C30, 4.400%, 09/15/2058 (f)	5,800,000	5,375,611
2018-C47, 0.154%, 09/15/2061 (f)(k)	164,144,000	1,440,462
2018-C47, 4.673%, 09/15/2061 (f)	8,000,000	7,496,320
WFRBS Commercial Mortgage Trust
2013-UBS1, 5.024%, 03/15/2046 (f)	7,500,000	7,364,701
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,139,569,955)		921,995,400

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 8.33%
Freddie Mac Multiclass Certificates Series
2021-RR17, 2.038%, 08/27/2027 (e)(f)(k)	70,015,000	4,394,695
2020-RR09, 2.676%, 08/27/2029 (f)(k)	42,360,000	4,735,153
Freddie Mac Multifamily ML Certificates
2020-ML07, 2.000%, 10/25/2036 (a)(f)(k)	24,816,218	3,662,129
2019-ML06, 1.133%, 06/25/2037 (f)(k)	10,679,019	892,766
2021-ML08, 1.861%, 07/25/2037 (f)(k)	32,853,118	4,543,586
2021-ML10, 2.057%, 01/25/2038 (f)(k)	14,198,100	2,273,826
2021-ML11, 0.770%, 03/25/2038 (a)(f)(k)	34,072,008	1,965,273
2021-ML10, 1.518%, 06/25/2038 (a)(f)(h)(k)	39,519,086	4,749,404
2021-ML09, 1.490%, 02/25/2040 (a)(f)(k)	43,807,700	5,432,155
2021-ML12, 1.223%, 07/25/2041 (f)(k)	18,033,734	1,815,636
Freddie Mac Multifamily Structured Pass Through Certificates
K723, 0.882%, 08/25/2023 (e)(f)(k)	41,904,411	26,773
K723, 0.809%, 09/25/2023 (e)(f)(k)	61,645,000	37,881
K728, 0.388%, 08/25/2024 (f)(k)	56,669,294	265,626
K729, 0.340%, 10/25/2024 (f)(k)	46,455,148	159,188
K042, 1.019%, 12/25/2024 (f)(k)	111,625,637	1,442,527
K046, 0.334%, 03/25/2025 (f)(k)	428,613,732	2,253,094
K049, 0.561%, 07/25/2025 (f)(k)	87,824,057	876,704
K734, 0.646%, 02/25/2026 (f)(k)	63,848,763	855,861
K735, 0.957%, 05/25/2026 (f)(k)	58,262,168	1,310,485
K735, 1.364%, 05/25/2026 (f)(k)	70,547,000	2,464,073
K737, 1.007%, 10/25/2026 (f)(k)	20,050,000	614,974
K061, 0.056%, 11/25/2026 (f)(k)	72,512,000	230,516
K062, 0.176%, 12/25/2026 (f)(k)	79,423,000	549,734
K063, 0.280%, 01/25/2027 (f)(k)	364,459,494	3,067,437
K064, 0.600%, 03/25/2027 (f)(k)	122,603,498	2,353,840
K738, 1.367%, 03/25/2027 (f)(k)	24,099,000	1,102,763
K065, 0.552%, 05/25/2027 (f)(k)	57,193,000	1,177,592
K066, 0.747%, 06/25/2027 (f)(k)	31,057,009	770,878
KW03, 0.832%, 06/25/2027 (f)(k)	14,835,209	341,937
K067, 0.572%, 07/25/2027 (f)(k)	39,731,360	789,089
K068, 0.422%, 08/25/2027 (f)(k)	101,141,589	1,554,243
K069, 0.347%, 09/25/2027 (f)(k)	28,516,953	381,386
K739, 1.569%, 09/25/2027 (f)(k)	32,621,072	1,846,532
K072, 0.367%, 12/25/2027 (f)(k)	59,896,294	861,063
K073, 0.204%, 01/25/2028 (f)(k)	54,203,000	545,916
K073, 0.304%, 01/25/2028 (f)(k)	154,198,597	2,029,130
K742, 0.926%, 04/25/2028 (f)(k)	89,849,000	3,571,426
K743, 1.289%, 05/25/2028 (f)(k)	99,488,000	5,489,449
KW06, 0.104%, 06/25/2028 (f)(k)	570,730,068	3,612,664
K080, 0.121%, 07/25/2028 (e)(f)(k)	426,537,062	3,058,228
K744, 1.227%, 07/25/2028 (f)(k)	122,906,000	6,710,827
K081, 0.074%, 08/25/2028 (f)(k)	153,353,675	809,309
K084, 0.206%, 10/25/2028 (f)(k)	335,973,677	3,768,617
K747, 0.397%, 12/25/2028 (f)(k)	160,000,000	3,109,248
K089, 0.454%, 01/25/2029 (f)(k)	53,965,000	1,306,234
K748, 0.545%, 01/25/2029 (f)(k)	175,000,000	4,828,898
K091, 0.491%, 03/25/2029 (f)(k)	53,659,000	1,396,996
K090, 0.626%, 03/25/2029 (f)(k)	50,517,000	1,653,669
KW09, 0.804%, 05/25/2029 (f)(k)	62,788,977	2,252,938
K093, 0.952%, 05/25/2029 (f)(k)	54,272,522	2,449,162
K094, 0.879%, 06/25/2029 (f)(k)	194,939,704	8,476,992
K097, 1.091%, 07/25/2029 (f)(k)	72,631,402	3,965,762
KG02, 1.021%, 08/25/2029 (f)(k)	31,935,034	1,527,756
K098, 1.143%, 08/25/2029 (f)(k)	78,559,658	4,518,170
K098, 1.392%, 08/25/2029 (f)(k)	24,691,000	1,810,342
K099, 0.883%, 09/25/2029 (f)(k)	209,804,665	9,423,817
K100, 0.915%, 09/25/2029 (f)(k)	62,086,000	3,069,929
K102, 0.823%, 10/25/2029 (f)(k)	172,811,190	7,363,554
K101, 1.094%, 10/25/2029 (f)(k)	65,686,000	3,898,733
K103, 0.639%, 11/25/2029 (f)(k)	125,048,862	4,241,932
K105, 1.767%, 01/25/2030 (f)(k)	64,122,000	6,289,272
K107, 1.551%, 02/25/2030 (f)(k)	118,898,000	10,340,630
K108, 1.661%, 03/25/2030 (f)(k)	70,601,000	6,659,821
K108, 1.690%, 03/25/2030 (f)(k)	16,038,350	1,465,129
K110, 1.697%, 04/25/2030 (f)(k)	29,858,948	2,657,282
K112, 1.434%, 05/25/2030 (f)(k)	96,246,371	7,625,504
K111, 1.571%, 05/25/2030 (f)(k)	108,663,237	9,325,522
K112, 1.665%, 05/25/2030 (f)(k)	44,272,000	4,262,991
K114, 1.116%, 06/25/2030 (f)(k)	136,099,159	8,552,267
K115, 1.326%, 06/25/2030 (f)(k)	54,036,564	3,977,826
K114, 1.342%, 06/25/2030 (f)(k)	54,977,000	4,345,410
KG03, 1.378%, 06/25/2030 (f)(k)	15,522,432	1,151,077
K113, 1.380%, 06/25/2030 (f)(k)	113,285,652	8,559,150
K116, 1.424%, 07/25/2030 (f)(k)	98,869,753	7,660,033
K115, 1.547%, 07/25/2030 (f)(k)	40,865,759	3,705,372
K116, 1.600%, 08/25/2030 (f)(k)	23,000,000	2,177,580
K118, 0.958%, 09/25/2030 (f)(k)	120,482,897	6,598,077
K118, 1.170%, 09/25/2030 (f)(k)	35,916,184	2,541,594
K121, 1.023%, 10/25/2030 (f)(k)	48,755,866	2,790,805
K119, 1.135%, 10/25/2030 (f)(k)	51,000,000	3,455,974
KG04, 0.851%, 11/25/2030 (f)(k)	111,010,980	5,388,462
K122, 0.880%, 11/25/2030 (f)(k)	111,599,804	5,650,956
K122, 1.081%, 11/25/2030 (f)(k)	35,211,000	2,340,362
K121, 1.195%, 11/25/2030 (f)(k)	49,550,000	3,601,363
K123, 0.977%, 12/25/2030 (f)(k)	108,000,000	6,575,396
K125, 0.583%, 01/25/2031 (f)(k)	179,606,558	6,238,993
K125, 0.781%, 01/25/2031 (f)(k)	103,992,000	5,160,343
K124, 0.936%, 01/25/2031 (f)(k)	89,626,000	5,280,576
K1502, 0.956%, 01/25/2031 (f)(k)	29,349,635	1,553,347
K127, 0.502%, 02/25/2031 (f)(k)	186,332,000	5,986,996
K128, 0.516%, 03/25/2031 (f)(k)	153,862,232	4,851,769
K128, 0.732%, 03/25/2031 (f)(k)	37,700,000	1,796,292
K129, 1.034%, 05/25/2031 (f)(k)	70,278,574	4,314,528
K129, 1.217%, 05/25/2031 (f)(k)	31,700,000	2,493,452
K130, 1.037%, 06/25/2031 (f)(k)	122,673,333	8,019,045
K131, 0.728%, 07/25/2031 (f)(k)	135,544,631	6,383,081
K130, 1.215%, 07/25/2031 (f)(k)	43,372,188	3,515,854
K138, 0.691%, 01/25/2032 (f)(k)	195,000,000	9,629,548
K141, 0.305%, 02/25/2032 (f)(k)	184,945,818	4,264,166
K141, 0.324%, 02/25/2032 (f)(k)	195,000,000	4,786,763
K146, 2.920%, 06/25/2032 (f)(k)	11,400,000	10,193,674
K149, 0.264%, 08/25/2032 (f)(k)	83,255,927	1,913,080
K154, 4.350%, 01/25/2033 (f)(k)	10,000,000	9,996,385
K156, 4.430%, 02/25/2033 (f)(k)	8,000,000	8,047,747
K155, 0.116%, 04/25/2033 (f)(k)	244,149,976	2,838,024
K1511, 0.777%, 03/25/2034 (f)(k)	131,580,274	7,344,929
K1512, 0.908%, 04/25/2034 (f)(k)	47,426,595	3,077,521
K1513, 0.859%, 08/25/2034 (f)(k)	75,804,659	4,718,560
K1514, 0.577%, 10/25/2034 (f)(k)	80,332,223	3,748,446
K1515, 1.511%, 02/25/2035 (f)(k)	78,543,762	9,186,981
K1516, 1.510%, 05/25/2035 (f)(k)	41,689,645	4,971,532
K1517, 1.323%, 07/25/2035 (f)(k)	80,211,017	8,746,779
K1521, 0.980%, 08/25/2036 (f)(k)	95,716,453	8,193,979
K097, 1.351%, 09/25/2051 (f)(k)	66,115,000	4,664,155
Freddie Mac Multifamily WI Certificates
WI-K157, 4.200%, 08/25/2033 (f)(k)	10,000,000	9,856,732
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $492,425,061)		454,159,649

MUNICIPAL BONDS - 23.28%
Alabama - 0.31%
Baldwin County Public Building Authority
2.000%, 03/01/2046	1,070,000	659,217
Water Works Board of the City of Birmingham
2.513%, 01/01/2036	13,945,000	11,120,216
2.710%, 01/01/2038	6,835,000	5,350,118
		17,129,551
Arizona - 0.23%
City of Tucson, AZ
2.232%, 07/01/2034	11,605,000	9,101,742
Glendale Municipal Property Corp.
6.157%, 07/01/2033	3,050,000	3,361,816
		12,463,558
California - 5.00%
Alvord Unified School District
0.000%, 08/01/2046 (h)	1,975,000	2,170,012
Bakersfield City School District
0.000%, 05/01/2047 (h)	9,715,000	6,750,659
California Pollution Control Financing Authority
5.000%, 07/01/2038 (a)	1,000,000	1,046,733
California Statewide Communities Development Authority
6.076%, 06/01/2034	10,000,000	10,720,292
Chaffey Community College District
3.000%, 06/01/2038	3,705,000	3,256,970
Chaffey Joint Union High School District
3.143%, 08/01/2043	3,790,000	2,859,031
City of Chula Vista, CA
1.728%, 06/01/2030	2,235,000	1,814,174
1.828%, 06/01/2031	2,000,000	1,590,077
City of Huntington Beach, CA
2.453%, 06/15/2031	4,000,000	3,388,494
City of Industry, CA
4.000%, 01/01/2028	2,885,000	2,798,398
City of Los Angeles, CA Department of Airports
1.876%, 05/15/2030	230,000	190,523
City of Montebello, CA
3.393%, 06/01/2032	2,825,000	2,504,027
City of Ontario, CA
3.779%, 06/01/2038	3,000,000	2,607,400
City of Orange, CA
2.220%, 06/01/2030	7,500,000	6,343,784
2.270%, 06/01/2031	12,370,000	10,264,560
City of Sacramento, CA Transient Occupancy Tax Revenue
3.858%, 06/01/2025	3,320,000	3,234,984
City of San Francisco, CA Public Utilities Commission Water Revenue
2.845%, 11/01/2041	2,000,000	1,494,668
City of Santa Ana, CA
1.869%, 08/01/2029	3,930,000	3,297,243
2.089%, 08/01/2030	1,980,000	1,642,031
City of Union City, CA
0.000%, 07/01/2025 (h)	2,105,000	1,895,563
City of Whittier, CA
1.566%, 06/01/2028	1,085,000	934,705
1.724%, 06/01/2029	1,685,000	1,423,468
Coast Community College District
2.957%, 08/01/2038	15,000,000	11,896,104
County of Santa Cruz, CA
1.811%, 06/01/2030	3,900,000	3,277,715
Cucamonga Valley Water District Financing Authority
3.010%, 09/01/2042	5,000,000	3,844,497
East Side Union High School District
5.320%, 04/01/2036	6,505,000	6,582,552
Fullerton Public Financing Authority
7.750%, 05/01/2031	1,145,000	1,290,249
Gateway Unified School District, CA
0.000%, 08/01/2035 (h)	2,315,000	1,457,025
0.000%, 08/01/2036 (h)	2,315,000	1,370,782
Golden State Tobacco Securitization Corp.
2.787%, 06/01/2031	15,930,000	13,269,726
3.000%, 06/01/2046	12,145,000	11,219,584
Hercules Redevelopment Agency Successor Agency
4.913%, 08/01/2033	5,460,000	5,451,685
Inland Empire Tobacco Securitization Corp.
3.678%, 06/01/2038	15,870,000	14,867,202
Los Angeles Community College District
6.600%, 08/01/2042	7,545,000	9,023,560
Northern California Power Agency
5.679%, 06/01/2035	9,765,000	10,294,276
Norwalk-La Mirada Unified School District
0.000%, 08/01/2038 (h)	4,400,000	2,246,239
Pasadena Unified School District
2.881%, 05/01/2037	6,030,000	4,885,221
Peralta Community College District
0.000%, 08/05/2031 (h)	12,350,000	10,922,775
Perris Union High School District
2.700%, 09/01/2042	3,000,000	2,193,212
Placentia-Yorba Linda Unified School District
0.000%, 08/01/2035 (h)	7,600,000	4,852,339
San Diego County Regional Airport Authority
3.103%, 07/01/2043	6,280,000	4,726,050
San Diego Unified School District
0.000%, 07/01/2036 (h)	7,915,000	4,888,105
San Francisco City & County Redevelopment Financing Authority
0.000%, 08/01/2036 (h)	5,240,000	2,684,012
5.750%, 08/01/2037	19,400,000	20,574,165
Santa Ana Unified School District
0.000%, 08/01/2037 (h)	3,955,000	2,201,915
State of California
7.550%, 04/01/2039	28,000,000	35,357,860
West Contra Costa Unified School District
0.000%, 08/01/2036 (h)	5,000,000	3,038,096
West Sonoma County Union High School District
0.000%, 08/01/2037 (h)	1,840,000	1,053,243
William S. Hart Union High School District
0.000%, 08/01/2036 (h)	1,150,000	695,161
Yosemite Community College District
0.000%, 08/01/2038 (h)	6,110,000	3,259,639
Yuba Community College District
0.000%, 08/01/2038 (h)	5,055,000	2,749,400
		272,400,185
Colorado - 0.30%
City of Aurora, CO Water Revenue
2.720%, 08/01/2046	880,000	604,310
City of Fruita, CO Healthcare Revenue
5.000%, 01/01/2028	2,225,000	2,127,194
Colorado Health Facilities Authority
3.696%, 11/01/2039	4,825,000	4,035,720
3.796%, 11/01/2044	11,815,000	9,334,157
		16,101,381
Connecticut - 0.55%
State of Connecticut
3.000%, 01/15/2036	5,000,000	4,532,159
3.000%, 01/15/2037	7,075,000	6,271,559
3.000%, 06/01/2037	8,620,000	7,584,211
State of Connecticut Special Tax Revenue
3.125%, 05/01/2040	6,975,000	5,927,482
Town of West Hartford, CT
2.764%, 07/01/2041	7,025,000	5,432,096
		29,747,507
District of Columbia - 0.25%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
8.000%, 10/01/2047	10,460,000	13,814,839
Florida - 1.03%
City of Gainesville, FL
0.000%, 10/01/2027 (h)	4,610,000	3,709,826
0.000%, 10/01/2028 (h)	1,400,000	1,071,783
City of Gainesville, FL Utilities System Revenue
6.024%, 10/01/2040	4,445,000	4,973,006
County of Miami-Dade, FL Seaport Department
1.962%, 10/01/2031	4,235,000	3,400,295
2.012%, 10/01/2031	6,940,000	5,595,675
2.162%, 10/01/2032	4,000,000	3,190,101
JEA Water & Sewer System Revenue
3.000%, 10/01/2041	5,045,000	4,240,497
Orlando Utilities Commission
5.662%, 10/01/2040	8,000,000	8,611,336
Reedy Creek Improvement District
2.497%, 06/01/2034	4,500,000	3,631,344
2.547%, 06/01/2035	4,500,000	3,568,556
2.731%, 06/01/2038	18,500,000	14,215,465
		56,207,884
Georgia - 0.34%
City of Atlanta, GA Water & Wastewater Revenue
2.913%, 11/01/2043	1,500,000	1,115,827
Municipal Electric Authority of Georgia
2.497%, 01/01/2031	10,355,000	8,575,834
State of Georgia
2.250%, 07/01/2039	5,000,000	3,611,458
Tift County Hospital Authority
2.977%, 12/01/2042	2,150,000	1,579,891
Valdosta & Lowndes County Hospital Authority
2.604%, 10/01/2030	2,000,000	1,724,364
3.000%, 10/01/2029	2,000,000	1,801,080
		18,408,454
Hawaii - 0.31%
City & County Honolulu, HI Wastewater System Revenue
2.574%, 07/01/2041	5,000,000	3,557,793
State of Hawaii
2.245%, 08/01/2038	3,875,000	2,786,474
2.800%, 10/01/2038	10,000,000	7,752,631
2.830%, 10/01/2039	1,730,000	1,318,367
2.870%, 10/01/2041	2,270,000	1,669,429
		17,084,694
Illinois - 0.27%
Illinois Finance Authority
3.510%, 05/15/2041	7,000,000	5,284,732
Metropolitan Pier & Exposition Authority
0.000%, 12/15/2036 (h)	5,000,000	2,749,203
0.000%, 06/15/2036 (h)	4,025,000	2,242,627
0.000%, 06/15/2038 (h)	2,750,000	1,357,779
State of Illinois
5.750%, 01/01/2037	3,000,000	3,126,613
		14,760,954
Indiana - 0.19%
Indiana Finance Authority
4.807%, 07/15/2035	3,000,000	3,044,227
Indianapolis Local Public Improvement Bond Bank
2.473%, 01/01/2040	9,500,000	7,183,984
		10,228,211
Kansas - 0.04%
Kansas Development Finance Authority
4.927%, 04/15/2045	2,005,000	1,931,995
Kentucky - 0.11%
County of Warren, KY
3.921%, 12/01/2031	825,000	792,726
4.397%, 12/01/2038	1,540,000	1,464,905
Louisville and Jefferson County Metropolitan Sewer District
2.250%, 05/15/2044	5,215,000	3,544,163
		5,801,794
Louisiana - 0.51%
City of New Orleans, LA Sewerage Service Revenue
1.791%, 06/01/2030	1,000,000	819,583
1.891%, 06/01/2031	1,575,000	1,265,942
City of New Orleans, LA Water System Revenue
1.691%, 12/01/2029	1,800,000	1,485,864
1.841%, 12/01/2030	3,120,000	2,531,592
1.941%, 12/01/2031	1,635,000	1,303,053
2.889%, 12/01/2041	2,530,000	1,813,879
East Baton Rouge Sewerage Commission
2.437%, 02/01/2039	2,500,000	1,859,094
Louisiana Local Government Environmental Facilities & Community Development Auth
2.587%, 02/01/2043	1,375,000	967,936
State of Louisiana Gasoline & Fuels Tax Revenue
2.530%, 05/01/2041	12,055,000	8,746,979
2.830%, 05/01/2043	9,535,000	6,857,743
		27,651,665
Maine - 0.19%
Maine Health & Higher Educational Facilities Authority
3.118%, 07/01/2043	14,250,000	10,447,208
Maryland - 0.27%
Maryland Health & Higher Educational Facilities Authority
3.052%, 07/01/2040	10,000,000	7,485,203
Maryland Stadium Authority
2.805%, 05/01/2040	7,000,000	5,546,434
State of Maryland Department of Transportation
1.686%, 08/01/2030	2,110,000	1,718,149
		14,749,786
Massachusetts - 0.14%
Commonwealth of Massachusetts
2.375%, 09/01/2043	3,250,000	2,295,509
2.514%, 07/01/2041	3,370,000	2,523,692
Massachusetts Educational Financing Authority
3.455%, 07/01/2028	2,000,000	1,873,002
3.831%, 07/01/2024	450,000	441,329
Massachusetts State College Building Authority
5.932%, 05/01/2040	550,000	588,998
		7,722,530
Michigan - 1.04%
City of Detroit, MI
4.000%, 04/01/2044	8,700,000	6,420,036
Detroit City School District
7.747%, 05/01/2039	10,950,000	13,053,775
Great Lakes Water Authority Sewage Disposal System Revenue
3.056%, 07/01/2039	14,060,000	11,345,925
Michigan Finance Authority
3.084%, 12/01/2034	5,095,000	4,471,822
3.267%, 06/01/2039	19,000,000	16,991,563
3.610%, 11/01/2032	3,000,000	2,810,750
University of Michigan
3.599%, 04/01/2047	2,000,000	1,722,845
		56,816,716
Minnesota - 0.62%
State of Minnesota
2.875%, 06/01/2041	16,435,000	12,241,450
Western Minnesota Municipal Power Agency
3.156%, 01/01/2039	17,500,000	14,690,127
White Bear Lake Independent School District No. 624
3.000%, 02/01/2044	8,330,000	6,959,215
		33,890,792
Mississippi - 0.10%
Mississippi Development Bank
5.460%, 10/01/2036	5,260,000	5,423,760
Missouri - 0.13%
Kansas City Land Clearance Redevelopment Authority
6.400%, 10/15/2040 (a)(e)	7,935,000	7,068,286
Nebraska - 0.04%
District Energy Corp.
2.390%, 07/01/2036	2,830,000	2,270,766
Nevada - 0.33%
City of North Las Vegas, NV
6.572%, 06/01/2040	12,945,000	14,657,220
County of Clark, NV
3.000%, 07/01/2038	4,000,000	3,448,347
		18,105,567
New Hampshire - 0.06%
New Hampshire Business Finance Authority
3.278%, 10/01/2037	4,865,000	3,379,431
New Jersey - 1.10%
City of Bayonne, NJ
2.814%, 07/01/2039	5,725,000	4,262,043
Clifton Board Of Education
2.125%, 08/15/2044	4,560,000	3,011,970
County of Essex, NJ
2.000%, 09/01/2044	3,560,000	2,277,550
Mercer County Improvement Authority
8.270%, 12/01/2034	13,960,000	17,102,597
New Jersey Economic Development Authority
0.000%, 02/15/2025 (h)	20,188,000	18,512,608
New Jersey Institute of Technology
3.323%, 07/01/2024	1,540,000	1,519,197
3.415%, 07/01/2042	6,455,000	5,012,601
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2040 (h)	10,045,000	4,711,372
New Jersey Turnpike Authority
2.782%, 01/01/2040	5,000,000	3,736,141
		60,146,079
New York - 0.65%
New York City Industrial Development Agency
2.436%, 01/01/2036	5,850,000	4,274,128
New York Liberty Development Corp.
2.250%, 02/15/2041	13,595,000	9,673,599
3.000%, 02/15/2042	5,500,000	4,346,427
3.000%, 09/15/2043	12,500,000	10,086,600
New York State Dormitory Authority
5.096%, 08/01/2034	3,125,000	2,841,813
Triborough Bridge & Tunnel Authority
2.917%, 05/15/2040	3,890,000	2,933,716
Western Nassau County Water Authority
2.958%, 04/01/2041	1,500,000	1,114,802
		35,271,085
North Carolina - 0.08%
North Carolina State University at Raleigh
3.020%, 10/01/2042	4,000,000	3,042,194
University of North Carolina
2.762%, 04/01/2043	2,000,000	1,487,133
		4,529,327
Ohio - 1.11%
American Municipal Power, Inc.
7.499%, 02/15/2050	4,500,000	5,605,692
7.834%, 02/15/2041	9,400,000	11,921,415
County of Hamilton, OH
3.374%, 06/01/2034	285,000	247,153
3.756%, 06/01/2042	10,775,000	8,625,355
Franklin County Convention Facilities Authority
2.022%, 12/01/2030	5,485,000	4,589,325
2.472%, 12/01/2034	22,100,000	17,615,180
JobsOhio Beverage System
2.833%, 01/01/2038	7,540,000	6,054,434
Ohio Higher Educational Facility Commission
4.500%, 12/01/2026	4,025,000	3,838,931
South-Western City School District
0.000%, 12/01/2028 (h)	2,735,000	2,119,976
		60,617,461
Oklahoma - 0.73%
Oklahoma City Economic Development Trust
1.891%, 03/01/2031	1,545,000	1,280,202
Oklahoma Development Finance Authority
4.623%, 06/01/2044	5,000,000	4,867,814
5.269%, 10/01/2042	10,000,000	10,279,099
5.450%, 08/15/2028	4,520,000	3,854,189
Oklahoma Municipal Power Authority
2.431%, 01/01/2034	3,870,000	3,136,665
2.501%, 01/01/2035	3,475,000	2,773,259
2.551%, 01/01/2036	2,390,000	1,875,312
2.803%, 01/01/2041	15,500,000	11,619,071
		39,685,611
Oregon - 0.08%
Hospital Facilities Authority of Multnomah County Oregon
1.250%, 06/01/2026	2,610,000	2,388,656
Oregon Health & Science University
2.850%, 07/01/2030	1,000,000	899,991
State of Oregon
2.369%, 08/01/2041	1,205,000	847,973
		4,136,620
Pennsylvania - 0.87%
Berks County Industrial Development Authority
3.950%, 05/15/2024	250,000	244,711
4.450%, 05/15/2027	800,000	782,117
City of Philadelphia, PA
1.838%, 07/15/2031	2,500,000	2,040,105
Commonwealth Financing Authority
2.991%, 06/01/2042	10,225,000	7,453,491
3.657%, 06/01/2038	13,820,000	12,170,250
Commonwealth of Pennsylvania
3.000%, 05/15/2036	1,255,000	1,141,963
Montgomery County Industrial Development Authority
3.150%, 11/15/2028	10,000,000	8,797,478
Pennsylvania Economic Development Financing Authority
3.143%, 06/15/2042	7,600,000	5,939,196
Pennsylvania Turnpike Commission
3.000%, 12/01/2042	9,830,000	7,431,804
Union County Hospital Authority
3.800%, 08/01/2023	295,000	294,020
4.400%, 08/01/2028	1,060,000	1,046,295
		47,341,430
Puerto Rico - 0.37%
Commonwealth of Puerto Rico
0.000%, 07/01/2024 (h)	153,671	146,503
0.000%, 07/01/2033 (h)	592,257	347,936
0.000%, 11/01/2043 (h)	2,173,403	1,062,251
4.000%, 07/01/2033	460,219	423,421
4.000%, 07/01/2035	413,675	370,575
4.000%, 07/01/2037	355,042	308,996
4.000%, 07/01/2041	482,722	404,325
4.000%, 07/01/2046	502,024	405,918
5.250%, 07/01/2023	255,706	255,972
5.375%, 07/01/2025	512,555	523,697
5.625%, 07/01/2027	507,913	531,481
5.625%, 07/01/2029	499,673	530,085
5.750%, 07/01/2031	485,328	523,639
GDB Debt Recovery Authority of Puerto Rico
7.500%, 08/20/2040	10,466,351	8,660,905
Puerto Rico Highway & Transportation Authority
0.000%, 07/01/2026 (e)(h)	7,000,000	5,697,090
		20,192,794
South Carolina - 0.09%
South Carolina Jobs-Economic Development Authority
2.729%, 07/01/2030	5,725,000	4,939,800
Tennessee - 0.31%
New Memphis Arena Public Building Authority
0.000%, 04/01/2044 (h)	4,220,000	1,547,287
0.000%, 04/01/2045 (h)	2,000,000	693,889
0.000%, 04/01/2046 (h)	3,200,000	1,051,554
Tennessee State School Bond Authority
2.561%, 11/01/2041	8,000,000	5,885,730
2.661%, 11/01/2045	11,405,000	7,890,691
		17,069,151
Texas - 3.79%
Board of Regents of the University of Texas System
5.134%, 08/15/2042	3,410,000	3,597,484
Central Texas Regional Mobility Authority
3.267%, 01/01/2045	3,900,000	2,884,752
City of Dallas, TX
0.000%, 02/15/2031 (h)	10,000,000	6,872,644
0.000%, 02/15/2032 (h)	15,000,000	9,808,088
City of Dallas, TX Waterworks & Sewer System Revenue
2.772%, 10/01/2040	6,525,000	4,958,660
City of El Paso, TX
6.018%, 08/15/2035	3,000,000	3,288,829
City of Houston, TX
3.961%, 03/01/2047	8,300,000	7,365,007
5.508%, 03/01/2036	5,400,000	5,680,554
5.538%, 03/01/2037	4,100,000	4,334,215
6.290%, 03/01/2032	795,000	848,043
City of Houston, TX Airport System Revenue
6.880%, 01/01/2028	1,750,000	1,836,345
City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,501,390
City of San Antonio, TX Electric & Gas Systems Revenue
5.000%, 02/01/2039	10,000,000	11,261,920
5.250%, 02/01/2040	5,000,000	5,696,284
5.718%, 02/01/2041	15,350,000	16,581,586
5.985%, 02/01/2039	13,425,000	14,729,333
Colony Economic Development Corp.
7.250%, 10/01/2042	5,000,000	4,836,326
County of Bexar, TX
2.863%, 06/15/2043	7,100,000	5,167,070
Dallas Fort Worth International Airport
2.843%, 11/01/2046	5,435,000	4,000,488
2.994%, 11/01/2038	16,480,000	13,896,670
3.089%, 11/01/2040	15,390,000	12,040,242
Downtown Dallas Development Authority
0.000%, 08/15/2036 (h)	6,730,000	3,258,312
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue
2.599%, 11/01/2037	17,015,000	13,263,330
New Hope Cultural Education Facilities Corp.
4.000%, 08/01/2020 (e)(g)	169,148	-
North Texas Tollway Authority
3.000%, 01/01/2038	21,695,000	18,520,108
8.410%, 02/01/2030	4,973,000	5,570,368
Port of Beaumont Industrial Development Authority
4.100%, 01/01/2028 (a)	7,000,000	5,598,642
Port of Houston Authority
3.000%, 10/01/2039	5,000,000	4,318,769
Stafford Municipal School District
3.084%, 08/15/2041	1,525,000	1,208,251
Texas A&M University
2.806%, 05/15/2041	6,750,000	5,036,937
Texas Transportation Commission
2.013%, 10/01/2037	6,295,000	4,523,505
2.562%, 04/01/2042	2,500,000	1,888,586
		206,372,738
Utah - 0.38%
County of Salt Lake, UT Convention Hotel Revenue
5.750%, 10/01/2047 (a)	5,000,000	4,315,484
Utah Transit Authority
2.774%, 12/15/2038	9,785,000	7,468,958
3.443%, 12/15/2042	11,390,000	9,002,740
		20,787,182
Virginia - 0.24%
University of Virginia
6.200%, 09/01/2039	11,130,000	12,943,551
Washington - 0.87%
County of King, WA
2.730%, 12/01/2041	5,000,000	3,829,593
King County Housing Authority
3.000%, 11/01/2039	1,000,000	810,383
3.000%, 06/01/2040	17,910,000	14,474,674
NJB Properties
5.510%, 12/01/2036	7,320,000	7,704,695
Pierce County School District No. 10 Tacoma
2.357%, 12/01/2039	16,810,000	12,294,373
University of Washington
3.350%, 07/01/2041	10,000,000	8,031,524
		47,145,242
West Virginia - 0.07%
Tobacco Settlement Finance Authority
2.701%, 06/01/2030	4,770,000	4,025,750
Wisconsin - 0.18%
Milwaukee Redevelopment Authority
0.000%, 04/01/2039 (h)	1,000,000	420,473
Public Finance Authority
4.153%, 05/15/2031	3,635,000	3,549,822
7.500%, 06/01/2029 (a)	5,750,000	5,735,143
		9,705,438
TOTAL MUNICIPAL BONDS (Cost $1,415,991,657)		1,268,516,773

US GOVERNMENT NOTES/BONDS - 7.97%
United States Treasury Notes/Bonds
2.375%, 02/15/2042	50,000,000	39,080,078
3.250%, 05/15/2042	25,000,000	22,435,547
3.375%, 08/15/2042	40,000,000	36,525,000
4.000%, 11/15/2042	160,000,000	159,950,000
3.875%, 02/15/2043	155,000,000	151,996,875
3.875%, 05/15/2043	25,000,000	24,515,625
TOTAL US GOVERNMENT NOTES/BONDS (Cost $447,486,766)		434,503,125

SHORT-TERM INVESTMENTS - 1.21%
First American Government Obligations Fund - Class X, 4.965% (l)	66,284,454	66,284,454
TOTAL SHORT-TERM INVESTMENTS (Cost $66,284,454)		66,284,454

Total Investments (Cost $6,143,215,318) - 99.87%		5,442,658,316
Other Assets in Excess of Liabilities - 0.13%		6,883,802
TOTAL NET ASSETS - 100.00%		$5,449,542,118

Percentages are stated as a percent of net assets.

(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at May 31, 2023.
(c)	Foreign issued security.
(d)	Perpetual maturity. The date referenced is the next call date.
(e)	Represents an illiquid security. The total market value of these securities was $49,597,485, representing 0.91% of net assets as of May 31, 2023.
(f)	Variable rate security; the rate shown represents the rate at May 31, 2023. The coupon is based on an underlying pool of loans.
(g)	Default or other conditions exist at May 31, 2023.
(h)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(i)	Step-up bond; the rate shown represents the rate at May 31, 2023.
(j)	Inverse floating rate security whose interest rate moves in opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier slope.
(k)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(l)	Seven day yield at May 31, 2023.

Abbreviations:
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PLC	Public Limited Company.
SOFR	Secured Overnight Financing Rate
TSFR3M	3 Month Term Secured Overnight Financing Rate

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at May 31, 2023

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund’s investments carried at fair value:

Performance Trust Strategic Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed Securities	$-	$432,638,686	$-	$432,638,686
Collateralized Loan Obligations	-	330,678,776	-	330,678,776
Corporate Bonds	-	1,053,363,431	-	1,053,363,431
Non-Agency Residential Mortgage Backed Securities	-	480,518,022	-	480,518,022
Non-Agency Commercial Mortgage Backed Securities	-	921,995,400	-	921,995,400
Agency Commercial Mortgage Backed Securities	-	454,159,649	-	454,159,649
Municipal Bonds	-	1,268,516,773	-	1,268,516,773
US Government Notes/Bonds	-	434,503,125	-	434,503,125
Total Fixed Income	-	5,376,373,862	-	5,376,373,862

Short-Term Investments	66,284,454	-	-	66,284,454
Total Investments In Securities	$66,284,454	$5,376,373,862	$-	$5,442,658,316

For the period ended May 31, 2023, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.